UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21732

MGI Funds
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY		10036
(Address of principal executive offices)		(Zip code)

Scott M. Zoltowski, Esq. Mercer Global Investments, Inc. 99 High Street Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 747-9500

Date of fiscal year end:	March 31, 2009

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments. — The schedule of investments for the period ended December 31, 2008, is filed herewith.

MGI US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%

	Aerospace & Defense — 3.0%
110	Boeing Co.	4,694
6,212	General Dynamics Corp.	357,749
5,932	L-3 Communications Holdings, Inc.	437,663
46,676	Lockheed Martin Corp.	3,924,518
41,200	Rockwell Collins, Inc.	1,610,508
62,400	United Technologies Corp.	3,344,640
		9,679,772
	Agriculture — 2.1%
95,800	Monsanto Co.	6,739,530
3,600	UST, Inc.	249,768
		6,989,298
	Airlines — 0.1%
21,300	Southwest Airlines Co.	182,754

	Apparel — 0.5%
33,020	Nike, Inc. Class B	1,684,020
2,300	Polo Ralph Lauren Corp.	104,443
		1,788,463
	Banks — 0.2%
9,500	Northern Trust Corp.	495,330
1,900	State Street Corp.	74,727
		570,057
	Beverages — 1.7%
2,025	Brown-Forman Corp. Class B	104,267
57,276	Coca-Cola Co. (The)	2,592,885
50,808	PepsiCo, Inc./NC	2,782,754
		5,479,906
	Biotechnology — 4.0%
10,000	Abraxis BioScience *	659,200
17,800	Amgen, Inc. *	1,027,950
1,700	Biogen Idec, Inc. *	80,971
31,808	Celgene Corp. *	1,758,346
129,400	Genzyme Corp. *	8,588,278
36,900	Illumina, Inc. *	961,245
2,544	Life Technologies Corp. *	59,301
		13,135,291
	Chemicals — 0.9%
10,200	CF Industries Holdings, Inc.	501,432
26,800	Ecolab, Inc.	942,020
4,500	Praxair, Inc.	267,120
5,700	Rohm & Haas Co.	348,296
2,000	Sherwin-Williams Co. (The)	119,500

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Chemicals — continued
19,500	Sigma-Aldrich Corp.	823,680
		3,002,048
	Coal — 0.1%
9,400	Consol Energy, Inc.	268,652
2,500	Peabody Energy Corp.	56,875
		325,527
	Commercial Services — 3.8%
11,500	Apollo Group, Inc. Class A *	881,130
1,100	Equifax, Inc.	29,172
48,299	Iron Mountain, Inc. *	1,194,434
56,100	Moody’s Corp.	1,127,049
67,900	Quanta Services, Inc. *	1,344,420
136,110	Visa, Inc. Class A	7,138,970
61,800	Western Union Co. (The)	886,212
		12,601,387
	Computers — 8.0%
13,600	Affiliated Computer Services, Inc. Class A *	624,920
121,641	Apple, Inc. *	10,382,059
139,400	Cognizant Technology Solutions Corp. Class A *	2,517,564
5,300	Dell, Inc. *	54,272
288,892	EMC Corp., Massachusetts *	3,024,699
132,400	Hewlett-Packard Co.	4,804,796
55,240	International Business Machines Corp.	4,648,999
2,600	Lexmark International, Inc. Class A *	69,940
2,100	NetApp, Inc. *	29,337
		26,156,586
	Cosmetics & Personal Care — 2.9%
18,476	Avon Products, Inc.	443,978
27,384	Colgate-Palmolive Co.	1,876,899
16,260	Estee Lauder Cos. (The), Inc. Class A	503,410
110,754	Procter & Gamble Co.	6,846,812
		9,671,099
	Distribution & Wholesale — 1.1%
97,150	Fastenal Co.	3,385,677
2,700	WW Grainger, Inc.	212,868
		3,598,545
	Diversified Financial Services — 3.4%
188,200	Charles Schwab Corp. (The)	3,043,194
8,500	CME Group, Inc.	1,768,935
9,400	Discover Financial Services	89,582
71,500	IntercontinentalExchange, Inc. *	5,894,460
1,200	Nasdaq OMX Group, Inc./(The) *	29,652
9,300	T Rowe Price Group, Inc.	329,592
		11,155,415

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Electric — 0.1%
7,500	FirstEnergy Corp.	364,350

	Electrical Components & Equipment — 0.0%
1,000	Emerson Electric Co.	36,610

	Electronics — 1.6%
18,700	Amphenol Corp. Class A	448,426
43,500	Dolby Laboratories, Inc. Class A *	1,425,060
102,996	Thermo Fisher Scientific, Inc. *	3,509,074
		5,382,560
	Engineering & Construction — 0.5%
31,300	Fluor Corp.	1,404,431
2,000	Jacobs Engineering Group, Inc. *	96,200
		1,500,631
	Environmental Control — 0.0%
1,500	Republic Services, Inc.	37,185
2,300	Stericycle, Inc. *	119,784
		156,969
	Food — 1.8%
10,000	Campbell Soup Co.	300,100
2,600	Dean Foods Co. *	46,767
58,872	General Mills, Inc.	3,576,474
1,500	Hershey Co. (The)	52,110
8,300	HJ Heinz Co.	312,881
21,910	Kellogg Co.	960,754
7,100	Kroger Co. (The)	185,751
10,700	McCormick & Co., Inc.	340,902
7,600	Sysco Corp.	174,344
		5,950,083
	Health Care - Products — 8.4%
14,450	Alcon, Inc.	1,288,796
121,622	Baxter International, Inc.	6,517,723
15,564	Becton Dickinson & Co.	1,064,422
14,800	Boston Scientific Corp. *	114,552
5,000	CR Bard, Inc.	421,300
20,400	Intuitive Surgical, Inc. *	2,590,596
66,770	Johnson & Johnson	3,994,849
15,300	Medtronic, Inc.	480,726
100,100	Mindray Medical International, Ltd. Class A, ADR	1,801,800
82,400	St Jude Medical, Inc. *	2,715,904
74,436	Stryker Corp.	2,973,718
92,700	Varian Medical Systems, Inc. *	3,248,208
7,836	Zimmer Holdings, Inc. *	316,731
		27,529,325
	Health Care - Services — 0.0%
1,800	Quest Diagnostics, Inc./DE	93,438

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Holding Companies - Diversified — 0.3%
43,100	Leucadia National Corp. *	853,380

	Home Builders — 0.1%
7,300	DR Horton, Inc.	51,724
23,800	Pulte Homes, Inc.	260,134
		311,858
	Household Products & Wares — 0.0%
484	Kimberly-Clark Corp.	25,526

	Insurance — 0.4%
5,600	Aflac, Inc.	256,704
6,600	AON Corp.	301,488
7,900	Chubb Corp.	399,772
4,200	Loews Corp.	116,833
9,200	Progressive Corp. (The)	136,252
		1,211,049
	Internet — 5.8%
117,684	Amazon.Com, Inc. *	6,034,836
16,200	Equinix, Inc. *	861,678
26,765	Google, Inc. Class A *	8,234,252
2,100	McAfee, Inc. *	72,887
36,300	priceline.com, Inc. *	2,673,495
84,800	Symantec Corp. *	1,146,496
6,800	VeriSign, Inc. *	129,744
		19,153,388
	Iron & Steel — 0.1%
4,700	Nucor Corp.	217,140

	Leisure Time — 0.4%
58,100	Carnival Corp.	1,412,992
2,300	Harley-Davidson, Inc.	39,004
		1,451,996
	Lodging — 0.6%
333,989	Las Vegas Sands Corp. *	1,980,555
1,300	Wynn Resorts, Ltd. *	54,938
		2,035,493
	Machinery - Construction & Mining — 0.1%
4,000	Caterpillar, Inc.	178,680

	Machinery - Diversified — 0.2%
21,500	Cummins, Inc.	574,695

	Media — 0.4%
41,300	Comcast Corp. Class A	694,278

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Media — continued
26,600	DIRECTV Group (The), Inc. *	609,406
1,300	McGraw-Hill Cos. (The), Inc.	30,147
1,400	Scripps Networks Interactive, Inc. Class A	30,800
3,700	Walt Disney Co. (The)	83,953
		1,448,584
	Metal Fabricate & Hardware — 0.5%
26,800	Precision Castparts Corp.	1,594,064

	Mining — 0.0%
500	Freeport-McMoran Copper & Gold, Inc. Class B	12,220

	Miscellaneous - Manufacturing — 1.8%
72,500	Danaher Corp.	4,104,225
700	ITT Corp.	32,193
1,100	Pall Corp.	31,273
43,500	SPX Corp.	1,763,925
		5,931,616
	Oil & Gas — 8.3%
1,500	Anadarko Petroleum Corp.	57,825
9,700	Apache Corp.	722,941
14,400	Cabot Oil & Gas Corp.	374,400
24,400	Chesapeake Energy Corp.	394,548
18,588	Chevron Corp.	1,374,954
40,700	ConocoPhillips	2,108,260
8,000	Devon Energy Corp.	525,680
7,000	ENSCO International, Inc.	198,730
15,600	EOG Resources, Inc.	1,038,648
172,282	Exxon Mobil Corp.	13,753,272
20,300	Hess Corp.	1,088,892
7,200	Murphy Oil Corp.	319,320
47,800	Nabors Industries, Ltd. *	572,166
5,200	Noble Corp.	114,868
3,800	Noble Energy, Inc.	187,036
11,400	Occidental Petroleum Corp.	683,886
38,600	Pioneer Natural Resources Co.	624,548
16,100	Range Resources Corp.	553,679
74,800	Southwestern Energy Co. *	2,166,956
12,915	XTO Energy, Inc.	455,512
		27,316,121
	Oil & Gas Services — 4.3%
9,400	BJ Services Co.	109,698
125,100	FMC Technologies, Inc. *	2,981,133
29,300	Halliburton Co.	532,674
192,505	National Oilwell Varco, Inc. *	4,704,822
118,705	Schlumberger, Ltd.	5,024,783
29,200	Smith International, Inc.	668,388
18,400	Weatherford International, Ltd. *	199,088
		14,220,586

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Packaging & Containers — 0.1%
2,100	Ball Corp.	87,339
1,500	Pactiv Corp. *	37,320
2,600	Sealed Air Corp.	38,907
		163,566
	Pharmaceuticals — 8.9%
52,680	Abbott Laboratories	2,811,532
119,700	Allergan, Inc.	4,826,304
20,400	Cephalon, Inc. *	1,571,616
1,500	Dentsply International, Inc.	42,360
30,884	Express Scripts, Inc. *	1,698,002
133,100	Gilead Sciences, Inc. *	6,806,734
15,600	Hospira, Inc. *	418,392
2,800	King Pharmaceuticals, Inc. *	29,519
178,000	Medco Health Solutions, Inc. *	7,459,980
77,315	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,291,311
1,500	Watson Pharmaceuticals, Inc. *	39,855
1,100	Wyeth	41,261
		29,036,866
	Pipelines — 0.0%
1,700	Equitable Resources, Inc.	56,813

	Retail — 7.6%
3,580	Autozone, Inc. *	499,302
3,100	Bed Bath & Beyond, Inc. *	78,802
2,800	Big Lots, Inc. *	40,843
14,900	Costco Wholesale Corp.	782,250
167,878	CVS Caremark Corp.	4,824,814
21,700	Family Dollar Stores, Inc.	565,719
7,500	GameStop Corp. Class A *	162,450
3,700	Gap (The), Inc.	49,543
3,000	Home Depot, Inc.	69,060
48,100	Kohl’s Corp. *	1,741,220
70,000	Lowe’s Cos., Inc.	1,506,400
35,284	McDonald’s Corp.	2,194,312
6,000	RadioShack Corp.	71,640
21,500	Staples, Inc.	385,280
247,400	Starbucks Corp. *	2,340,404
37,900	Target Corp.	1,308,687
74,800	TJX Cos., Inc.	1,538,636
110,800	Wal-Mart Stores, Inc.	6,211,448
14,300	Yum! Brands, Inc.	450,450
		24,821,260
	Savings & Loans — 0.3%
61,400	Hudson City Bancorp, Inc.	979,944

	Semiconductors — 1.2%
44,800	Altera Corp.	748,608
8,000	Applied Materials, Inc.	81,040
116,400	Broadcom Corp. Class A *	1,975,308
31,200	QLogic Corp. *	419,328

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Semiconductors — continued
6,200	Texas Instruments, Inc.	96,224
35,900	Xilinx, Inc.	639,738
		3,960,246
	Software — 5.2%
12,700	Adobe Systems, Inc. *	270,383
2,500	Automatic Data Processing, Inc.	98,350
11,400	BMC Software, Inc. *	306,774
37,500	Compuware Corp. *	253,125
2,500	Dun & Bradstreet Corp.	193,000
27,400	Mastercard, Inc. Class A	3,916,282
325,757	Microsoft Corp.	6,332,716
175,400	Oracle Corp. *	3,109,842
75,300	Salesforce.com, Inc. *	2,410,353
		16,890,825
	Telecommunications — 5.3%
66,500	America Movil SA de CV-Series L, ADR	2,060,835
46,800	American Tower Corp. Class A *	1,372,176
203,788	Cisco Systems, Inc. *	3,321,744
59,200	Juniper Networks, Inc. *	1,036,592
265,600	Qualcomm, Inc.	9,516,448
		17,307,795
	Transportation — 2.3%
18,000	Burlington Northern Santa Fe Corp.	1,362,780
33,600	CH Robinson Worldwide, Inc.	1,849,008
300	Expeditors International Washington, Inc.	9,981
12,200	Norfolk Southern Corp.	572,659
74,800	Union Pacific Corp.	3,575,440
300	United Parcel Service, Inc. Class B	16,548
		7,386,416
	TOTAL COMMON STOCKS (COST $409,493,879)	322,490,241

Par Value ($)
	SHORT-TERM INVESTMENTS — 1.6%

	Bank Deposits — 1.6%
5,362,732	Euro Time Deposit, 0.01%, due 01/02/2009	5,362,732
	TOTAL SHORT-TERM INVESTMENTS (COST $5,362,732)	5,362,732

See accompanying notes to the Schedule of Investments.

TOTAL INVESTMENTS — 100.0%
(Cost $414,856,611)	327,852,973
Other Assets and Liabilities (net) — 0.0%	47,266
NET ASSETS — 100.0%	$327,900,239

Notes to Schedule of Investments:

ADR – American Depository Receipt
*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund

Schedule of Investments

December 31, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.4
Short-Term Investments	1.6
Other Assets and Liabilities (net)	0.0
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.7%

	Aerospace & Defense — 6.3%
97,209	General Dynamics Corp.	5,598,266
38,655	Lockheed Martin Corp.	3,250,112
88,003	Northrop Grumman Corp.	3,963,655
155,229	United Technologies Corp.	8,320,275
		21,132,308
	Agriculture — 2.5%
234,800	Altria Group, Inc.	3,536,088
11,300	Archer-Daniels-Midland Co.	325,779
22,400	Bunge, Ltd.	1,159,648
79,558	Philip Morris International, Inc.	3,461,569
		8,483,084
	Airlines — 0.1%
20,700	Southwest Airlines Co.	178,434

	Apparel — 1.0%
60,611	Nike, Inc. Class B	3,091,161
6,200	VF Corp.	339,574
		3,430,735
	Auto Parts & Equipment — 0.4%
74,124	Johnson Controls, Inc.	1,346,092

	Banks — 6.7%
423,058	Bank of America Corp.	5,956,657
131,927	Bank of New York Mellon Corp. (The)	3,737,492
4,800	BOK Financial Corp.	193,920
4,791	Comerica, Inc.	95,101
4,500	Cullen/Frost Bankers, Inc.	228,060
38,500	Fifth Third Bancorp	318,010
28,100	Northern Trust Corp.	1,465,134
231,754	US Bancorp	5,796,167
150,493	Wells Fargo & Co.	4,436,534
		22,227,075
	Biotechnology — 2.2%
70,247	Amgen, Inc. *	4,056,764
40,800	Genentech, Inc. *	3,382,728
		7,439,492
	Chemicals — 0.9%
20,210	Air Products & Chemicals, Inc.	1,015,957
7,200	Cabot Corp.	110,160
77,890	Dow Chemical Co. (The)	1,175,360
16,800	Mosaic Co. (The)	581,280
		2,882,757

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Coal — 0.3%
41,150	Peabody Energy Corp.	936,163

	Commercial Services — 0.7%
23,100	Apollo Group, Inc. Class A *	1,769,922
40,300	RR Donnelley & Sons Co.	547,274
		2,317,196
	Computers — 3.6%
6,688	Diebold, Inc.	187,866
111,156	Hewlett-Packard Co.	4,033,851
75,406	International Business Machines Corp.	6,346,169
90,000	NCR Corp. *	1,272,600
		11,840,486
	Cosmetics & Personal Care — 0.7%
38,200	Procter & Gamble Co.	2,361,524

	Diversified Financial Services — 4.4%
32,525	Ameriprise Financial, Inc.	759,784
274,336	Citigroup, Inc.	1,840,795
53,702	Franklin Resources, Inc.	3,425,114
27,391	Goldman Sachs Group, Inc.	2,311,526
141,612	JPMorgan Chase & Co.	4,465,026
107,699	Morgan Stanley	1,727,492
		14,529,737
	Electric — 5.1%
201,452	Edison International	6,470,638
65,798	FirstEnergy Corp.	3,196,467
34,800	NV Energy, Inc.	344,172
146,102	Pepco Holdings, Inc.	2,594,772
26,121	PG&E Corp.	1,011,144
120,444	Public Service Enterprise Group, Inc.	3,513,351
		17,130,544
	Electrical Components & Equipment — 0.4%
33,651	Emerson Electric Co.	1,231,963

	Electronics — 0.3%
32,684	Thermo Fisher Scientific, Inc. *	1,113,544

	Environmental Control — 0.7%
33,300	Republic Services, Inc.	825,507
44,186	Waste Management, Inc.	1,464,324
		2,289,831
	Food — 3.4%
140,189	Kroger Co. (The)	3,702,392
121,859	Nestle SA, Sponsored ADR	4,837,802

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Food — continued
118,000	Safeway, Inc.	2,804,860
		11,345,054
	Gas — 0.5%
27,000	Sempra Energy	1,151,010
47,900	Southern Union Co.	624,616
		1,775,626
	Health Care - Products — 3.2%
42,600	Becton Dickinson & Co.	2,913,414
139,360	Boston Scientific Corp. *	1,078,647
76,757	Johnson & Johnson	4,592,371
65,200	Medtronic, Inc.	2,048,584
		10,633,016
	Health Care - Services — 0.5%
57,983	Aetna, Inc.	1,652,516

	Household Products & Wares — 1.0%
65,183	Kimberly-Clark Corp.	3,437,751

	Insurance — 8.9%
52,770	ACE, Ltd.	2,792,588
59,532	Aflac, Inc.	2,728,947
13,700	Allied World Assurance Co. Holdings, Ltd./Bermuda	556,220
47,670	Allstate Corp. (The)	1,561,669
47,200	AON Corp.	2,156,096
14,400	Arch Capital Group, Ltd. *	1,009,440
73,213	Chubb Corp.	3,733,863
48,800	CNA Financial Corp.	802,272
44,300	Hartford Financial Services Group, Inc.	727,406
15,300	Lincoln National Corp.	288,252
74,600	Loews Corp.	2,107,450
104,694	Metlife, Inc.	3,649,633
74,800	Prudential Financial, Inc.	2,263,448
116,022	Travelers Cos., Inc. (The)	5,244,195
		29,621,479
	Iron & Steel — 0.6%
22,912	Nucor Corp.	1,058,534
29,300	United States Steel Corp.	1,089,960
		2,148,494
	Leisure Time — 0.4%
104,600	Royal Caribbean Cruises, Ltd.	1,438,250

	Machinery - Construction & Mining — 0.6%
44,637	Caterpillar, Inc.	1,993,935

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Machinery - Diversified — 0.3%
29,638	Deere & Co.	1,135,728

	Media — 2.5%
203,719	Comcast Corp. Class A	3,438,777
317,223	Time Warner, Inc.	3,191,263
76,799	Walt Disney Co. (The)	1,742,569
		8,372,609
	Mining — 0.4%
30,810	BHP Billiton, Ltd., Sponsored ADR	1,321,749

	Miscellaneous - Manufacturing — 0.5%
104,023	General Electric Co.	1,685,173

	Oil & Gas — 15.2%
120,737	Anadarko Petroleum Corp.	4,654,411
18,095	Apache Corp.	1,348,620
58,374	Chevron Corp.	4,317,925
192,857	ConocoPhillips	9,989,993
19,589	Devon Energy Corp.	1,287,193
247,453	Exxon Mobil Corp.	19,754,173
56,300	Occidental Petroleum Corp.	3,377,437
16,682	Transocean, Ltd. *	788,225
176,000	Valero Energy Corp.	3,808,640
37,242	XTO Energy, Inc.	1,313,525
		50,640,142
	Oil & Gas Services — 0.3%
21,913	Schlumberger, Ltd.	927,577

	Pharmaceuticals — 7.0%
25,700	Abbott Laboratories	1,371,609
124,300	Eli Lilly & Co.	5,005,561
21,600	Forest Laboratories, Inc. *	550,152
71,299	Merck & Co., Inc./NJ	2,167,489
664,110	Pfizer, Inc.	11,761,388
144,491	Schering-Plough Corp.	2,460,682
		23,316,881
	REITS — 2.2%
19,260	AvalonBay Communities, Inc. REIT	1,166,771
19,748	Boston Properties, Inc. REIT	1,086,140
34,000	Public Storage REIT	2,703,000
47,354	Simon Property Group, Inc. REIT	2,515,918
		7,471,829
	Retail — 4.7%
74,184	Best Buy Co., Inc.	2,085,312
111,537	CVS Caremark Corp.	3,205,573
20,100	McDonald’s Corp.	1,250,019
128,259	Staples, Inc.	2,298,401

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Retail — continued
44,426	TJX Cos., Inc.	913,843
107,725	Wal-Mart Stores, Inc.	6,039,064
		15,792,212
	Savings & Loans — 0.2%
49,100	Hudson City Bancorp, Inc.	783,636

	Software — 0.8%
136,346	Microsoft Corp.	2,650,566

	Telecommunications — 6.7%
492,165	AT&T, Inc.	14,026,702
57,472	Cisco Systems, Inc. *	936,794
219,321	Verizon Communications, Inc.	7,434,982
		22,398,478
	Transportation — 1.5%
37,573	Burlington Northern Santa Fe Corp.	2,844,652
51,200	CSX Corp.	1,662,464
9,800	Union Pacific Corp.	468,440
		4,975,556
	TOTAL COMMON STOCKS (COST $363,783,797)	326,389,222

Par Value ($)
	SHORT-TERM INVESTMENT — 1.8%

	Bank Deposits — 1.8%
5,941,618	Euro Time Deposit, 0.01%, due 01/02/2009	5,941,618
	TOTAL SHORT-TERM INVESTMENTS (COST $5,941,618)	5,941,618

	TOTAL INVESTMENTS — 99.5% (Cost $369,725,415)	332,330,840
	Other Assets and Liabilities (net) — 0.5%	1,537,851
	NET ASSETS — 100.0%	$333,868,691

Notes to Schedule of Investments:

ADR – American Depository Receipt
REIT – Real Estate Investment Trust
*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund

Schedule of Investments

December 31, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.7
Short-Term Investments	1.8
Other Assets and Liabilities (net)	0.5
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%

	Advertising — 0.2%
24,210	Lamar Advertising Co. Class A *	304,078

	Aerospace & Defense — 1.5%
15,160	Aerovironment, Inc. *	558,039
10,680	Alliant Techsystems, Inc. *	915,917
74,975	BE Aerospace, Inc. *	576,558
		2,050,514
	Apparel — 0.3%
16,640	Coach, Inc. *	345,613

	Auto Parts & Equipment — 0.1%
51,030	Amerigon, Inc. Class A *	166,358

	Banks — 1.5%
62,800	Huntington Bancshares, Inc.	481,048
34,600	PrivateBancorp, Inc.	1,123,116
14,800	Zions Bancorporation	362,748
		1,966,912
	Beverages — 0.7%
17,370	Hansen Natural Corp. *	582,416
8,078	Molson Coors Brewing Co. Class B	395,176
		977,592
	Biotechnology — 5.4%
60,102	Alexion Pharmaceuticals, Inc. *	2,175,091
4,077	Bio-Rad Laboratories, Inc. Class A *	307,039
40,164	Charles River Laboratories International, Inc. *	1,052,297
77,720	Illumina, Inc. *	2,024,606
36,833	Life Technologies Corp. *	858,577
11,990	Millipore Corp. *	617,725
3,718	United Therapeutics Corp. *	232,561
		7,267,896
	Chemicals — 1.1%
19,777	Airgas, Inc.	771,105
16,877	Ecolab, Inc.	593,227
4,002	OM Group, Inc. *	84,482
		1,448,814
	Coal — 0.9%
14,250	Consol Energy, Inc.	407,265
57,350	Massey Energy Co.	790,857
357	Walter Industries, Inc.	6,251
		1,204,373

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Commercial Services — 9.3%
12,381	Apollo Group, Inc. Class A *	948,632
12,781	Capella Education Co. *	751,012
20,250	Coinstar, Inc. *	395,078
61,750	Corinthian Colleges, Inc. *	1,010,847
27,171	Corrections Corp. of America *	444,518
42,585	DeVry, Inc.	2,444,805
7,800	FTI Consulting, Inc. *	348,504
63,750	Genpact, Ltd. *	524,025
35,278	Geo Group (The), Inc. *	636,062
47,240	Healthcare Services Group	752,533
44,820	Iron Mountain, Inc. *	1,108,399
2,393	ITT Educational Services, Inc. *	227,287
58,275	Navigant Consulting, Inc. *	924,824
11,822	Parexel International Corp. *	114,792
43,344	Quanta Services, Inc. *	858,211
40,520	Ritchie Bros Auctioneers, Inc.	867,938
1,444	Strayer Education, Inc.	309,608
		12,667,075
	Computers — 1.6%
136,950	Brocade Communications Systems, Inc. *	383,460
30,922	Micros Systems, Inc. *	504,647
28,142	NCR Corp. *	397,928
60,900	NetApp, Inc. *	850,773
		2,136,808
	Cosmetics & Personal Care — 0.6%
9,930	Chattem, Inc. *	710,293
56,280	Physicians Formula Holdings, Inc. *	157,021
		867,314
	Distribution & Wholesale — 1.6%
6,424	Fastenal Co.	223,876
28,735	LKQ Corp. *	335,050
28,100	WESCO International, Inc. *	540,363
14,060	WW Grainger, Inc.	1,108,491
		2,207,780
	Diversified Financial Services — 1.8%
13,123	Affiliated Managers Group *	550,116
20,110	Eaton Vance Corp.	422,511
30,180	Evercore Partners, Inc. Class A	376,948
10,790	Oppenheimer Holdings, Inc. Class A	138,975
34,950	Raymond James Financial, Inc.	598,694
46,280	TradeStation Group, Inc. *	298,506
		2,385,750
	Electrical Components & Equipment — 1.5%
29,850	Ametek, Inc.	901,768
21,170	Energizer Holdings, Inc. *	1,146,144
		2,047,912

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Electronics — 5.2%
74,182	Amphenol Corp. Class A	1,778,884
26,410	Cogent, Inc. *	358,384
12,900	Dolby Laboratories, Inc. Class A *	422,604
26,650	Flir Systems, Inc. *	817,622
64,710	Gentex Corp.	571,389
12,358	Itron, Inc. *	787,699
24,110	Mettler Toledo International, Inc. *	1,625,014
14,264	PerkinElmer, Inc.	198,412
16,004	Trimble Navigation, Ltd. *	345,847
5,475	Waters Corp. *	200,659
		7,106,514
	Engineering & Construction — 2.0%
15,925	Emcor Group, Inc. *	357,198
14,568	Jacobs Engineering Group, Inc. *	700,721
14,697	McDermott International, Inc. *	145,206
35,718	URS Corp. *	1,456,223
		2,659,348
	Entertainment — 1.2%
20,381	Bally Technologies, Inc. *	489,755
20,875	DreamWorks Animation SKG, Inc. Class A *	527,303
17,500	National CineMedia, Inc.	177,450
49,490	Pinnacle Entertainment, Inc. *	380,083
		1,574,591
	Environmental Control — 2.9%
31,970	Energy Recovery, Inc. *	242,332
47,600	Republic Services, Inc.	1,180,004
19,298	Stericycle, Inc. *	1,005,040
49,438	Waste Connections, Inc. *	1,560,758
		3,988,134
	Hand & Machine Tools — 0.1%
7,850	Kennametal, Inc.	174,191

	Health Care - Products — 6.7%
8,251	Edwards Lifesciences Corp. *	453,392
50,389	Gen-Probe, Inc. *	2,158,665
10,943	Haemonetics Corp. *	618,279
17,760	Henry Schein, Inc. *	651,614
47,250	Hologic, Inc. *	617,558
9,285	Idexx Laboratories, Inc. *	335,003
33,731	Immucor, Inc. *	896,570
30,970	Natus Medical, Inc. *	401,062
36,633	NuVasive, Inc. *	1,269,333
17,220	Resmed, Inc. *	645,406
24,271	STERIS Corp.	579,834
8,260	Techne Corp.	532,935
		9,159,651

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Health Care - Services — 5.3%
11,198	Amedisys, Inc. *	462,925
5,060	Covance, Inc. *	232,912
48,947	DaVita, Inc. *	2,426,303
24,978	Laboratory Corp. of America Holdings *	1,608,833
28,376	Pediatrix Medical Group, Inc. *	899,519
53,732	Psychiatric Solutions, Inc. *	1,496,436
		7,126,928
	Home Builders — 0.5%
28,200	Toll Brothers, Inc. *	604,326

	Household Products & Wares — 1.3%
32,315	Church & Dwight Co., Inc.	1,813,518

	Housewares — 0.3%
44,470	Newell Rubbermaid, Inc.	434,917

	Insurance — 0.7%
31,660	eHealth, Inc. *	420,445
17,400	HCC Insurance Holdings, Inc.	465,450
		885,895
	Internet — 3.7%
4,360	Blue Nile, Inc. *	106,776
62,100	Check Point Software Technologies *	1,179,279
25,440	Equinix, Inc. *	1,353,154
9,979	F5 Networks, Inc. *	228,120
25,200	GSI Commerce, Inc. *	265,104
31,240	NetFlix, Inc. *	933,764
3,930	priceline.com, Inc. *	289,444
34,000	VeriSign, Inc. *	648,720
		5,004,361
	Leisure Time — 0.4%
16,640	Life Time Fitness, Inc. *	215,488
11,899	WMS Industries, Inc. *	320,083
		535,571
	Lodging — 0.6%
16,800	Choice Hotels International, Inc.	505,008
17,210	Starwood Hotels & Resorts Worldwide, Inc.	308,059
		813,067
	Machinery - Diversified — 2.2%
5,959	AGCO Corp. *	140,573
58,332	Idex Corp.	1,408,718
16,210	Rockwell Automation, Inc.	522,610
16,610	Roper Industries, Inc.	721,040
6,375	Wabtec Corp.	253,406
		3,046,347

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Media — 0.1%
92,590	Entravision Communications Corp. *	144,440

	Metal Fabricate & Hardware — 0.2%
24,440	Sims Metal Management, Ltd., Sponsored ADR	303,545

	Miscellaneous - Manufacturing — 1.8%
50,600	Actuant Corp. Class A	962,412
23,450	Aptargroup, Inc.	826,378
11,901	Teleflex, Inc.	596,240
		2,385,030
	Oil & Gas — 3.6%
5,361	Atwood Oceanics, Inc. *	81,916
38,378	Continental Resources, Inc./OK *	794,808
33,540	Delta Petroleum Corp. *	159,651
98,975	Denbury Resources, Inc. *	1,080,807
8,131	Penn Virginia Corp.	211,243
42,260	PetroHawk Energy Corp. *	660,524
22,800	Range Resources Corp.	784,092
142,370	Rex Energy Corp. *	418,568
21,180	Whiting Petroleum Corp. *	708,683
		4,900,292
	Oil & Gas Services — 2.7%
15,879	Core Laboratories NV	950,517
26,080	Dresser-Rand Group, Inc. *	449,880
51,296	Exterran Holdings, Inc. *	1,092,605
22,122	Hornbeck Offshore Services, Inc. *	361,474
10,307	Oceaneering International, Inc. *	300,346
46,087	Tesco Corp. *	329,061
21,770	Weatherford International, Ltd. *	235,551
		3,719,434
	Packaging & Containers — 1.1%
54,150	Crown Holdings, Inc. *	1,039,680
9,047	Silgan Holdings, Inc.	432,537
		1,472,217
	Pharmaceuticals — 5.5%
61,490	Amylin Pharmaceuticals, Inc. *	667,167
23,325	Dentsply International, Inc.	658,698
105,075	Elan Corp. Plc, Sponsored ADR *	630,450
50,628	NeurogesX, Inc. *	59,235
49,350	OSI Pharmaceuticals, Inc. *	1,927,117
12,969	Patterson Cos., Inc. *	243,169
27,509	Perrigo Co.	888,816
94,625	Santarus, Inc. *	148,561
41,125	Shire Plc, ADR	1,841,577
23,295	VCA Antech, Inc. *	463,105
		7,527,895

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Pipelines — 0.5%
21,125	Equitable Resources, Inc.	708,744

	Real Estate — 0.4%
113,600	CB Richard Ellis Group, Inc. Class A *	490,752

	REITS — 0.3%
28,875	Annaly Capital Management, Inc. REIT	458,246

	Retail — 4.9%
16,410	Advance Auto Parts, Inc.	552,196
20,812	Copart, Inc. *	565,878
53,781	Dick’s Sporting Goods, Inc. *	758,850
40,503	GameStop Corp. Class A *	877,295
69,958	O’Reilly Automotive, Inc. *	2,150,509
76,120	Petsmart, Inc.	1,404,414
51,990	Texas Roadhouse, Inc. Class A *	402,923
		6,712,065
	Semiconductors — 3.2%
20,500	ATMI, Inc. *	316,315
21,255	Broadcom Corp. Class A *	360,697
24,130	Cavium Networks, Inc. *	253,606
44,310	Formfactor, Inc. *	646,926
15,081	Hittite Microwave Corp. *	444,286
22,769	Integrated Device Technology, Inc. *	127,734
51,710	Intellon Corp. *	129,792
10,499	Lam Research Corp. *	223,419
19,830	Linear Technology Corp.	438,640
2,339	Microsemi Corp. *	29,565
44,310	Tessera Technologies, Inc. *	526,403
19,244	Varian Semiconductor Equipment Associates, Inc. *	348,701
25,600	Xilinx, Inc.	456,192
		4,302,276
	Software — 5.3%
32,712	ACI Worldwide, Inc. *	520,121
16,818	Ansys, Inc. *	469,054
51,025	BMC Software, Inc. *	1,373,083
30,950	Citrix Systems, Inc. *	729,491
17,430	Electronic Arts, Inc. *	279,577
20,590	Global Payments, Inc.	675,146
19,488	Intuit, Inc. *	463,620
40,800	Medassets, Inc. *	595,680
5,350	MSCI, Inc. Class A *	95,016
105,150	Nuance Communications, Inc. *	1,089,354
9,003	Solera Holdings, Inc. *	216,972
69,470	THQ, Inc. *	291,079
68,250	VeriFone Holdings, Inc. *	334,425
17,647	Verint Systems, Inc. *	123,529
		7,256,147

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Telecommunications — 4.1%
87,475	Comverse Technology, Inc. *	547,594
11,396	Leap Wireless International, Inc. *	306,438
41,090	MetroPCS Communications, Inc. *	610,187
28,640	NeuStar, Inc. Class A *	547,883
28,520	Neutral Tandem, Inc. *	462,594
31,051	Nice Systems, Ltd., Sponsored ADR *	697,716
25,500	Polycom, Inc. *	344,505
77,142	SBA Communications Corp. *	1,258,958
59,300	Switch & Data Facilities Co., Inc. *	438,227
46,430	tw telecom, Inc. Class A *	393,262
		5,607,364
	Transportation — 1.4%
13,576	Expeditors International Washington, Inc.	451,674
38,475	Kansas City Southern *	732,949
8,781	Kirby Corp. *	240,248
35,110	UTI Worldwide, Inc.	503,477
		1,928,348
	TOTAL COMMON STOCKS (COST $167,721,379)	130,888,943

	INVESTMENT COMPANIES — 1.0%

	Equity Fund — 1.0%
25,199	iShares Russell 2000 Growth Index Fund	1,281,621
	TOTAL INVESTMENT COMPANIES (COST $1,220,816)	1,281,621

Par Value ($)
	SHORT-TERM INVESTMENTS — 3.2%

	Bank Deposits — 3.2%
4,386,940	Euro Time Deposit, 0.01%, due 01/02/2009	4,386,940
	TOTAL SHORT-TERM INVESTMENTS (COST $4,386,940)	4,386,940

	TOTAL INVESTMENTS — 100.5% (Cost $173,329,135)	136,557,504
	Other Assets and Liabilities (net) — (0.5)%	(622,815)
	NET ASSETS — 100.0%	$135,934,689

Notes to Schedule of Investments:

ADR – American Depository Receipt
REIT – Real Estate Investment Trust
*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments

December 31, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	96.3
Investment Companies	1.0
Short-Term Investments	3.2
Other Assets and Liabilities (net)	(0.5)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%

	Aerospace & Defense — 0.4%
2,200	Alliant Techsystems, Inc. *	188,672
11,800	Ducommun, Inc.	197,060
20,000	GenCorp, Inc. *	73,600
2,500	Goodrich Corp.	92,550
		551,882
	Agriculture — 0.1%
3,800	Universal Corp/Richmond VA	113,506

	Airlines — 1.2%
49,700	Continental Airlines, Inc. Class B *	897,582
43,450	Delta Air Lines, Inc. *	497,937
12,500	Skywest, Inc.	232,500
		1,628,019
	Apparel — 0.7%
15,200	Perry Ellis International, Inc. *	96,368
4,300	Steven Madden, Ltd. *	91,676
4,100	VF Corp.	224,557
22,500	Warnaco Group (The), Inc. *	441,675
6,600	Wolverine World Wide, Inc.	138,864
		993,140
	Auto Parts & Equipment — 0.5%
5,500	Autoliv, Inc.	118,030
99,100	Exide Technologies *	524,239
		642,269
	Banks — 6.1%
16,800	Associated Banc-Corp.	351,624
35,000	Bank Mutual Corp.	403,900
5,500	Bank of Hawaii Corp.	248,435
4,800	City Holding Co.	166,944
5,000	City National Corp.	243,500
4,410	Commerce Bancshares, Inc.	193,820
1,400	Cullen/Frost Bankers, Inc.	70,952
86,000	CVB Financial Corp.	1,023,400
500	First Citizens BancShares Inc/NC Class A	76,400
1,700	First Community Bancshares Inc/VA	59,279
6,700	First Financial Bancorp	83,013
20,572	First Horizon National Corp.	217,447
4,900	First Merchants Corp.	108,829
42,300	Hanmi Financial Corp.	87,138
32,200	Huntington Bancshares, Inc.	246,652
9,000	Nara Bancorp, Inc.	88,470
22,400	Oriental Financial Group	135,520
15,700	Pacific Capital Bancorp NA	265,016
109,000	People’s United Financial, Inc.	1,943,470
15,500	Provident Bankshares Corp.	149,730
18,100	South Financial Group (The), Inc.	78,192

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Banks — continued
13,400	Sterling Bancshares Inc/TX	81,472
33,000	Susquehanna Bancshares, Inc.	525,030
10,800	Synovus Financial Corp.	89,640
20,600	TCF Financial Corp.	281,396
6,600	Trustmark Corp.	142,494
79,700	UCBH Holdings, Inc.	548,336
13,900	Webster Financial Corp.	191,542
7,000	Whitney Holding Corp. LA	111,930
7,300	Wilmington Trust Corp.	162,352
12,000	Wilshire Bancorp, Inc.	108,960
		8,484,883
	Beverages — 0.4%
10,200	Central European Distribution Corp. *	200,940
14,800	Coca-Cola Enterprises, Inc.	178,044
9,900	Pepsi Bottling Group, Inc.	222,849
		601,833
	Biotechnology — 0.6%
29,900	Affymetrix, Inc. *	89,401
1,500	Emergent Biosolutions, Inc. *	39,165
28,100	Life Technologies Corp. *	655,011
		783,577
	Building Materials — 1.0%
14,100	Armstrong World Industries, Inc.	304,842
11,500	Comfort Systems USA, Inc.	122,590
75,950	Gibraltar Industries, Inc.	906,843
6,500	NCI Building Systems, Inc. *	105,950
		1,440,225
	Chemicals — 2.3%
29,100	Agrium, Inc.	993,183
11,258	Ashland, Inc.	118,322
23,800	Celanese Corp.	295,834
60,000	Chemtura Corp.	84,000
7,200	Eastman Chemical Co.	228,312
14,500	Huntsman Corp.	49,880
31,200	PolyOne Corp. *	98,280
44,000	Rockwood Holdings, Inc. *	475,200
15,400	Schulman A, Inc.	261,800
36,000	Terra Industries, Inc.	600,120
		3,204,931
	Coal — 0.5%
18,600	Arch Coal, Inc.	302,994
24,200	Walter Industries, Inc.	423,742
		726,736
	Commercial Services — 2.0%
145,400	Advance America Cash Advance Centers, Inc.	274,806

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Commercial Services — continued
16,100	CDI Corp.	208,334
15,100	Convergys Corp. *	96,791
12,800	Healthspring, Inc. *	255,616
3,300	Hewitt Associates, Inc. Class A *	93,654
5,200	MAXIMUS, Inc.	182,572
15,700	MPS Group, Inc. *	118,221
61,400	SAIC, Inc. *	1,196,072
25,800	Service Corp. International, US	128,226
2,700	Stewart Enterprises, Inc. Class A	8,127
18,056	United Rentals, Inc. *	164,671
		2,727,090
	Computers — 1.2%
386,400	Brocade Communications Systems, Inc. *	1,081,920
4,500	Computer Sciences Corp. *	158,130
4,000	DST Systems, Inc. *	151,920
15,300	Hutchinson Technology, Inc. *	53,244
7,300	Lexmark International, Inc. Class A *	196,370
1,000	Synopsys, Inc. *	18,520
		1,660,104
	Cosmetics & Personal Care — 1.3%
12,400	Alberto-Culver Co.	303,924
116,500	Elizabeth Arden, Inc. *	1,469,065
		1,772,989
	Distribution & Wholesale — 1.1%
29,800	Beacon Roofing Supply, Inc. *	413,624
16,600	Ingram Micro, Inc. Class A *	222,274
1,800	Owens & Minor, Inc.	67,770
6,400	Tech Data Corp. *	114,176
39,650	WESCO International, Inc. *	762,469
		1,580,313
	Diversified Financial Services — 2.9%
21,300	Advanta Corp. Class B	44,517
75,200	GFI Group, Inc.	266,208
80,800	Invesco, Ltd.	1,166,752
49,000	Nasdaq OMX Group, Inc./(The) *	1,210,790
8,100	Nelnet, Inc. Class A	116,073
22,100	Stifel Financial Corp. *	1,013,285
8,500	World Acceptance Corp. *	167,960
		3,985,585
	Electric — 6.6%
3,800	Alliant Energy Corp.	110,884
5,800	Avista Corp.	112,404
6,800	Central Vermont Public Service Corp.	162,248
25,300	CMS Energy Corp.	255,783
5,000	Integrys Energy Group, Inc.	214,900
11,300	MDU Resources Group, Inc.	243,854
17,200	Mirant Corp. *	324,564

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Electric — continued
59,800	Northeast Utilities	1,438,788
15,000	NorthWestern Corp.	352,050
83,500	NRG Energy, Inc. *	1,948,055
27,000	NSTAR	985,230
25,200	NV Energy, Inc.	249,228
3,700	Pepco Holdings, Inc.	65,712
3,800	Pinnacle West Capital Corp.	122,094
11,600	Portland General Electric Co.	225,852
5,600	Puget Energy, Inc.	152,712
146,400	Reliant Energy, Inc. *	846,192
8,800	SCANA Corp.	313,280
3,200	TECO Energy, Inc.	39,520
7,300	Wisconsin Energy Corp.	306,454
36,800	Xcel Energy, Inc.	682,640
		9,152,444
	Electrical Components & Equipment — 0.8%
15,600	EnerSys *	171,600
51,900	General Cable Corp. *	918,111
		1,089,711
	Electronics — 3.4%
94,300	Arrow Electronics, Inc. *	1,776,612
86,100	Avnet, Inc. *	1,567,881
50,100	Coherent, Inc. *	1,075,146
3,300	Cubic Corp.	89,760
19,900	Methode Electronics, Inc.	134,126
124,400	Sanmina-SCI Corp. *	58,468
		4,701,993
	Energy-Alternate Sources — 0.5%
34,000	Covanta Holding Corp. *	746,640

	Engineering & Construction — 0.5%
31,400	Emcor Group, Inc. *	704,302

	Entertainment — 0.1%
4,000	DreamWorks Animation SKG, Inc. Class A *	101,040
3,700	Steinway Musical Instruments *	64,787
		165,827
	Environmental Control — 0.3%
29,200	Darling International, Inc. *	160,308
11,520	Republic Services, Inc.	285,581
		445,889
	Food — 3.6%
24,200	B&G Foods, Inc. Class A	130,680
17,400	Chiquita Brands International, Inc. *	257,172
4,100	Corn Products International, Inc.	118,285
35,800	Dean Foods Co. *	643,326

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Food — continued
56,800	Del Monte Foods Co.	405,552
9,800	Diamond Foods, Inc.	197,470
50,200	Fresh Del Monte Produce, Inc. *	1,125,484
5,500	Hormel Foods Corp.	170,940
1,500	JM Smucker Co. (The)	65,040
5,700	Lancaster Colony Corp.	195,510
1,100	Ralcorp Holdings, Inc. *	64,240
92,500	Smithfield Foods, Inc. *	1,301,475
18,700	SUPERVALU, Inc.	273,020
		4,948,194
	Forest Products & Paper — 2.5%
314	Clearwater Paper Corp. *	2,635
344,400	Domtar Corp. *	575,148
13,200	MeadWestvaco Corp.	147,708
8,800	Neenah Paper, Inc.	77,792
1,100	Potlatch Corp.	28,611
3,400	Rayonier, Inc.	106,590
4,600	Schweitzer-Mauduit International, Inc.	92,092
107,844	Temple-Inland, Inc.	517,651
164,400	Wausau Paper Corp.	1,880,736
		3,428,963
	Gas — 1.0%
6,000	AGL Resources, Inc.	188,100
6,700	Atmos Energy Corp.	158,790
1,100	Nicor, Inc.	38,214
20,700	NiSource, Inc.	227,079
11,100	Southern Union Co.	144,744
8,200	UGI Corp.	200,244
9,800	Vectren Corp.	245,098
5,700	WGL Holdings, Inc.	186,333
		1,388,602
	Hand & Machine Tools — 1.7%
39,200	Kennametal, Inc.	869,848
18,100	Lincoln Electric Holdings, Inc.	921,833
13,500	Snap-On, Inc.	531,630
		2,323,311
	Health Care - Products — 0.9%
7,400	Cynosure, Inc. Class A *	67,562
46,400	Hill-Rom Holdings, Inc.	763,744
8,700	Invacare Corp.	135,024
6,100	Kensey Nash Corp. *	118,401
6,200	STERIS Corp.	148,118
		1,232,849
	Health Care - Services — 1.5%
2,400	AMERIGROUP Corp. *	70,848
9,500	Centene Corp. *	187,245
8,600	Health Net, Inc. *	93,654

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Health Care - Services — continued
8,200	Kindred Healthcare, Inc. *	106,764
7,700	LifePoint Hospitals, Inc. *	175,868
2,000	Lincare Holdings, Inc. *	53,860
9,700	Magellan Health Services, Inc. *	379,852
9,500	Medcath Corp. *	99,180
14,800	RehabCare Group, Inc. *	224,368
56,800	Sun Healthcare Group, Inc. *	502,680
4,000	Universal Health Services, Inc. Class B	150,280
		2,044,599
	Home Builders — 0.5%
14,600	KB Home	198,852
8,800	MDC Holdings, Inc.	266,640
600	NVR, Inc. *	273,750
		739,242
	Home Furnishings — 0.1%
36,700	Furniture Brands International, Inc.	81,107
38,000	La-Z-Boy, Inc.	82,460
		163,567
	Household Products & Wares — 0.9%
21,900	American Greetings Corp. Class A	165,783
22,000	Blyth, Inc.	172,480
1,200	CSS Industries, Inc.	21,288
14,800	Helen of Troy, Ltd. *	256,928
29,700	Tupperware Brands Corp.	674,190
		1,290,669
	Insurance — 12.9%
4,800	Alleghany Corp. *	1,353,600
6,400	Allied World Assurance Co. Holdings, Ltd./Bermuda	259,840
22,300	American Financial Group, Inc.	510,224
19,400	Arch Capital Group, Ltd. *	1,359,940
8,100	Aspen Insurance Holdings, Ltd.	196,425
6,500	Axis Capital Holdings, Ltd.	189,280
2,700	Castlepoint Holdings, Ltd.	36,612
20,800	CNA Financial Corp.	341,952
32,100	Conseco, Inc. *	166,278
7,000	Endurance Specialty Holdings, Ltd.	213,710
38,500	Fidelity National Financial, Inc. Class A	683,375
13,900	Flagstone Reinsurance Holdings, Ltd.	135,803
49,150	Hanover Insurance Group (The), Inc.	2,111,975
3,500	Infinity Property & Casualty Corp.	163,555
7,500	IPC Holdings, Ltd.	224,250
100	Markel Corp. *	29,900
12,700	Montpelier Re Holdings, Ltd.	213,233
8,500	OneBeacon Insurance Group, Ltd. Class A	88,740
3,700	PartnerRe, Ltd.	263,699
6,000	Platinum Underwriters Holdings, Ltd.	216,480
34,400	PMI Group (The), Inc.	67,080
41,000	Reinsurance Group of America, Inc.	1,755,620
5,700	RenaissanceRe Holdings, Ltd.	293,892

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Insurance — continued
33,100	StanCorp Financial Group, Inc.	1,382,587
75,800	Tower Group, Inc.	2,138,318
9,200	United America Indemnity, Ltd. *	117,852
174,100	Unum Group	3,238,260
2,600	Validus Holdings, Ltd.	68,016
		17,820,496
	Internet — 1.6%
48,100	Check Point Software Technologies *	913,419
20,900	Earthlink, Inc. *	141,284
132	HLTH Corp. *	1,381
49,200	Interwoven, Inc. *	619,920
55,600	TeleCommunication Systems, Inc. Class A *	477,604
		2,153,608
	Iron & Steel — 1.0%
9,800	Carpenter Technology Corp.	201,292
59,800	Reliance Steel & Aluminum Co.	1,192,412
		1,393,704
	Lodging — 0.1%
26,000	Wyndham Worldwide Corp.	170,300

	Machinery - Diversified — 1.2%
9,300	Chart Industries, Inc. *	98,859
26,800	Gardner Denver, Inc. *	625,512
2,500	NACCO Industries, Inc. Class A	93,525
87,650	Sauer-Danfoss, Inc.	766,937
12,300	Tecumseh Products Co. Class A *	117,834
		1,702,667
	Media — 0.4%
36,600	Cox Radio, Inc. Class A *	219,966
43,800	EW Scripps Co. Class A	96,798
5,200	Gannett Co., Inc.	41,600
44,900	Lee Enterprises, Inc./IA	18,409
28,700	McClatchy Co. Class A	22,960
8,400	World Wrestling Entertainment, Inc. Class A	93,072
		492,805
	Metal Fabricate & Hardware — 0.2%
5,400	Ampco-Pittsburgh Corp.	117,180
4,100	Haynes International, Inc. *	100,942
3,800	Mueller Industries, Inc.	95,304
		313,426
	Mining — 1.6%
57,800	AngloGold Ashanti, Ltd., Sponsored ADR	1,601,638
57,800	Century Aluminum Co. *	578,000
		2,179,638

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — 4.0%
25,100	Acuity Brands, Inc.	876,241
6,100	Brink’s Co. (The)	163,968
14,300	Cooper Industries, Ltd. Class A	417,989
8,100	Crane Co.	139,644
8,800	EnPro Industries, Inc. *	189,552
205,500	Griffon Corp. *	1,917,315
64,000	Leggett & Platt, Inc.	972,160
1	Myers Industries, Inc.	8
16,200	SPX Corp.	656,910
1,800	Teleflex, Inc.	90,180
8,600	Tredegar Corp.	156,348
		5,580,315
	Office Furnishings — 0.1%
7,400	Herman Miller, Inc.	96,422
14,000	Steelcase, Inc. Class A	78,680
		175,102
	Oil & Gas — 5.9%
17,500	Atwood Oceanics, Inc. *	267,400
35,100	Bill Barrett Corp. *	741,663
2,500	Bronco Drilling Co., Inc. *	16,150
10,900	Cimarex Energy Co.	291,902
47,400	Continental Resources, Inc./OK *	981,654
129,100	Denbury Resources, Inc. *	1,409,772
6,500	Holly Corp.	118,495
6,500	Noble Corp.	143,585
14,400	Patterson-UTI Energy, Inc.	165,744
62,000	Petroquest Energy, Inc. *	419,120
867	Precision Drilling Trust	7,275
6,000	Pride International, Inc. *	95,880
13,200	Range Resources Corp.	453,948
82,400	St Mary Land & Exploration Co.	1,673,544
9,500	Stone Energy Corp. *	104,690
4,000	Sunoco, Inc.	173,840
4,400	Unit Corp. *	117,568
16,400	Valero Energy Corp.	354,896
6,200	W&T Offshore, Inc.	88,784
15,600	Whiting Petroleum Corp. *	521,976
		8,147,886
	Oil & Gas Services — 1.7%
227,000	Acergy SA, Sponsored ADR	1,312,060
37,500	BJ Services Co.	437,625
32,200	Global Industries, Ltd. *	112,378
16,700	Gulf Island Fabrication, Inc.	240,647
2,600	SEACOR Holdings, Inc. *	173,290
22,800	Tetra Technologies, Inc. *	110,808
5,900	Trico Marine Services, Inc. *	26,373
		2,413,181
	Packaging & Containers — 1.8%
59,200	Crown Holdings, Inc. *	1,136,640

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Packaging & Containers — continued
56,000	Packaging Corp. of America	753,760
10,300	Pactiv Corp. *	256,264
5,100	Sealed Air Corp.	76,194
13,400	Sonoco Products Co.	310,344
		2,533,202
	Pharmaceuticals — 2.3%
4,500	AmerisourceBergen Corp.	160,470
36,100	King Pharmaceuticals, Inc. *	383,382
3,300	NBTY, Inc. *	51,645
43,200	Omnicare, Inc.	1,199,232
7,900	Par Pharmaceutical Cos., Inc. *	105,939
102,200	Sepracor, Inc. *	1,122,156
8,300	Watson Pharmaceuticals, Inc. *	220,531
		3,243,355
	Pipelines — 0.2%
3,900	National Fuel Gas Co.	122,187
7,200	ONEOK, Inc.	209,664
		331,851
	REITS — 5.0%
700	Acadia Realty Trust REIT	9,989
700	Agree Realty Corp. REIT	12,691
1,600	Alexandria Real Estate Equities, Inc. REIT	96,544
4,900	AMB Property Corp. REIT	114,758
1,968	American Campus Communities, Inc. REIT	40,304
4,400	Anthracite Capital, Inc. REIT	9,812
3,600	Anworth Mortgage Asset Corp. REIT	23,148
3,967	Apartment Investment & Management Co. REIT Class A	45,819
6,800	Ashford Hospitality Trust, Inc. REIT	7,820
3,900	BioMed Realty Trust, Inc. REIT	45,708
5,000	Brandywine Realty Trust REIT	38,550
2,200	Bre Properties, Inc. REIT	61,556
900	Camden Property Trust REIT	28,206
9,200	CapitalSource, Inc. REIT	42,504
2,600	Capstead Mortgage Corp. REIT	28,002
600	Care Investment Trust, Inc. REIT	4,674
4,500	CBL & Associates Properties, Inc. REIT	29,250
1,600	Cedar Shopping Centers, Inc. REIT	11,328
2,600	Chimera Investment Corp. REIT	8,970
200	Cogdell Spencer, Inc. REIT	1,872
2,600	Colonial Properties Trust REIT	21,658
2,000	Corporate Office Properties Trust SBI MD REIT	61,400
700	Cousins Properties, Inc. REIT	9,695
7,400	DCT Industrial Trust, Inc. REIT	37,444
5,100	DiamondRock Hospitality Co. REIT	25,857
46,300	Digital Realty Trust, Inc. REIT	1,520,955
6,000	Douglas Emmett, Inc. REIT	78,360
7,200	Duke Realty Corp. REIT	78,912
800	EastGroup Properties, Inc. REIT	28,464
1,400	Education Realty Trust, Inc. REIT	7,308
1,400	Entertainment Properties Trust REIT	41,720
300	Equity Lifestyle Properties, Inc. REIT	11,508

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	REITS — continued
1,500	Equity One, Inc. REIT	26,550
1,000	Essex Property Trust, Inc. REIT	76,750
3,800	Extra Space Storage, Inc. REIT	39,216
2,000	Federal Realty Invs Trust REIT	124,160
2,200	First Industrial Realty Trust, Inc. REIT	16,610
1,100	First Potomac Realty Trust REIT	10,230
2,500	Franklin Street Properties Corp. REIT	36,875
800	Getty Realty Corp. REIT	16,848
500	Hatteras Financial Corp. REIT	13,300
27,200	Health Care REIT, Inc.	1,147,840
2,700	Healthcare Realty Trust, Inc. REIT	63,396
2,200	Hersha Hospitality Trust REIT Class A	6,600
2,700	Highwoods Properties, Inc. REIT	73,872
800	Home Properties, Inc. REIT	32,480
4,800	Hospitality Properties Trust REIT	71,376
10,100	HRPT Properties Trust REIT	34,037
1,600	Inland Real Estate Corp. REIT	20,768
2,700	Investors Real Estate Trust REIT	28,917
7,500	iStar Financial, Inc. REIT	16,725
1,300	Kilroy Realty Corp. REIT	43,498
1,700	Lasalle Hotel Properties REIT	18,785
2,500	Lexington Realty Trust REIT	12,500
4,200	Liberty Property Trust REIT	95,886
1,100	LTC Properties, Inc. REIT	22,308
3,200	Mack-Cali Realty Corp. REIT	78,400
3,200	Medical Properties Trust, Inc. REIT	20,192
9,300	MFA Mortgage Investments, Inc. REIT	54,777
500	Mid-America Apartment Communities, Inc. REIT	18,580
500	Mission West Properties, Inc. REIT	3,825
800	Monmouth Real Estate Investment Corp. REIT Class A	5,600
1,000	National Health Investors, Inc. REIT	27,430
56,800	National Retail Properties, Inc. REIT	976,392
4,400	Nationwide Health Properties, Inc. REIT	126,368
3,800	NorthStar Realty Finance Corp. REIT	14,858
3,400	Omega Healthcare Investors, Inc. REIT	54,298
600	Parkway Properties Inc. REIT	10,800
1,800	Pennsylvania Real Estate Investment Trust REIT	13,410
1,900	Post Properties, Inc. REIT	31,350
500	PS Business Parks, Inc. REIT	22,330
3,500	RAIT Financial Trust REIT	9,100
4,900	Realty Income Corp. REIT	113,435
1,500	Redwood Trust, Inc. REIT	22,365
3,300	Regency Centers Corp. REIT	154,110
100	Saul Centers, Inc. REIT	3,950
5,400	Senior Housing Properties Trust REIT	96,768
1,000	Sovran Self Storage, Inc. REIT	36,000
2,700	Sunstone Hotel Investors, Inc. REIT	16,713
2,400	U-Store-It Trust REIT	10,680
6,000	UDR, Inc. REIT	82,740
400	Universal Health Realty Income Trust REIT	13,164
1,000	Urstadt Biddle Properties, Inc. REIT Class A	15,930
5,100	Ventas, Inc. REIT	171,207
1,200	Washington Real Estate Investment Trust REIT	33,960
3,400	Weingarten Realty Investors REIT	70,346
220	Winthrop Realty Trust REIT	2,385
		6,945,776

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Retail — 4.4%
25,200	Advance Auto Parts, Inc.	847,980
13,100	AnnTaylor Stores Corp. *	75,587
15,700	Barnes & Noble, Inc.	235,500
9,400	BJ’s Wholesale Club, Inc. *	322,044
17,600	Brinker International, Inc.	185,504
4,100	Buckle (The), Inc.	89,462
19,500	Casey’s General Stores, Inc.	444,015
8,100	Cato Corp. Class A	122,310
12,500	Charlotte Russe Holding, Inc. *	81,125
22,000	Christopher & Banks Corp.	123,200
13,000	Cracker Barrel Old Country Store, Inc.	267,670
9,900	Darden Restaurants, Inc.	278,982
6,000	Family Dollar Stores, Inc.	156,420
29,600	Foot Locker, Inc.	217,264
28,200	Haverty Furniture Cos., Inc.	263,106
15,400	HOT Topic, Inc. *	142,758
26,800	Insight Enterprises, Inc. *	184,920
9,700	Jo-Ann Stores, Inc. *	150,253
20,800	Jones Apparel Group, Inc.	121,888
9,600	Landry’s Restaurants, Inc.	111,360
29,400	Lumber Liquidators, Inc. *	310,464
8,900	Nu Skin Enterprises, Inc. Class A	92,827
66,500	Pacific Sunwear of California, Inc. *	105,735
25,600	Petsmart, Inc.	472,320
17,500	RadioShack Corp.	208,950
7,500	Ross Stores, Inc.	222,975
5,800	School Specialty, Inc. *	110,896
18,100	Sonic Automotive, Inc. Class A	72,038
		6,017,553
	Savings & Loans — 1.5%
20,000	Anchor Bancorp Wisconsin, Inc.	55,200
8,400	Astoria Financial Corp.	138,432
9,700	Dime Community Bancshares	129,010
38,300	Flagstar Bancorp, Inc. *	27,193
14,900	Flushing Financial Corp.	178,204
28,000	Hudson City Bancorp, Inc.	437,758
39,600	New York Community Bancorp, Inc.	473,616
8,100	PFF Bancorp, Inc. *	53
18,000	Provident Financial Services, Inc.	275,400
4,700	United Financial Bancorp, Inc.	71,158
6,500	Washington Federal, Inc.	97,240
4,500	WSFS Financial Corp.	215,955
		2,099,219
	Semiconductors — 0.8%
50,200	Amkor Technology, Inc. *	109,436
49,800	PMC - Sierra, Inc. *	242,028
60,000	Semtech Corp. *	676,200
		1,027,664
	Software — 1.1%
48,200	Informatica Corp. *	661,786
6,400	Seachange International, Inc. *	46,144

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Software — continued
28,100	Solera Holdings, Inc. *	677,210
5,200	SPSS, Inc. *	140,192
		1,525,332
	Telecommunications — 2.1%
7,700	Black Box Corp.	201,124
12,100	CenturyTel, Inc.	330,693
3,200	Embarq Corp.	115,072
14,700	Frontier Communications Corp.	128,478
8,100	Loral Space & Communications, Inc. *	117,693
79,500	NTELOS Holdings Corp.	1,960,470
		2,853,530
	Transportation — 1.4%
8,000	Atlas Air Worldwide Holdings, Inc. *	151,200
28,500	DHT Maritime, Inc.	157,890
2,200	International Shipholding Corp.	55,726
27,300	Kansas City Southern *	520,065
14,300	Kirby Corp. *	391,248
2,300	Overseas Shipholding Group	96,853
11,400	Pacer International, Inc.	118,902
2,900	Ryder System, Inc.	112,462
4,700	Tidewater, Inc.	189,269
27,700	YRC Worldwide, Inc. *	79,499
		1,873,114
	TOTAL COMMON STOCKS (COST $164,838,890)	136,457,608

Par Value ($)
	SHORT-TERM INVESTMENTS — 1.1%

	Bank Deposits — 1.1%
1,549,900	Euro Time Deposit, 0.01%, due 01/02/2009	1,549,900
	TOTAL SHORT-TERM INVESTMENTS (COST $1,549,900)	1,549,900

	TOTAL INVESTMENTS — 99.6%
	(Cost $166,388,790)	138,007,508
	Other Assets and Liabilities (net) — 0.4%	599,338
	NET ASSETS — 100.0%	$138,606,846

Notes to Schedule of Investments:

ADR – American Depository Receipt
REIT – Real Estate Investment Trust
*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments

December 31, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.5
Short-Term Investments	1.1
Other Assets and Liabilities (net)	0.4
100.0%

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2008 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%

	Australia — 2.3%
195,694	Austria & New Zealand Banking Group, Ltd.	2,100,489
109,322	BHP Billiton, Ltd.	2,302,466
53,511	BlueScope Steel, Ltd.	131,424
36,301	CSL, Ltd., Australia	857,194
87,251	Foster’s Group, Ltd.	335,669
102,770	Incitec Pivot, Ltd.	181,793
86,000	Lend Lease Corp., Ltd.	434,871
101,102	Mirvac Group	91,119
30,000	National Australia Bank, Ltd.	439,809
11,712	Origin Energy, Ltd.	132,105
402,554	Qantas Airways, Ltd.	742,289
49,795	QBE Insurance Group, Ltd.	905,153
53,126	Santos, Ltd.	555,226
141,949	Stockland	410,723
46,792	Suncorp-Metway, Ltd.	276,239
32,041	Tabcorp Holdings, Ltd.	156,842
169,218	Telstra Corp., Ltd.	453,099
20,378	Westpac Banking Corp.	242,674
29,567	Woodside Petroleum, Ltd.	763,043
21,532	Woolworths, Ltd.	401,742
	Total Australia	11,913,969

	Austria — 0.0%
578	Flughafen Wien AG	25,844
2,998	OMV AG	79,923
	Total Austria	105,767

	Bahrain — 0.0%
1,297	Investcorp Bank BSC, GDR	3,891

	Belgium — 0.4%
2,106	Colruyt SA	451,021
12,000	Delhaize Group	740,444
39,393	Dexia	177,310
46,932	Fortis *	65
54,906	Fortis SA	72,873
11,700	Solvay SA	869,869
	Total Belgium	2,311,582

	Bermuda — 0.1%
80,158	Aquarius Platinum, Ltd. *	202,957
24,650	Signet Jewelers, Ltd.	206,802
93,500	Yue Yuen Industrial Holdings	185,281
	Total Bermuda	595,040

	Brazil — 1.3%
177,080	Banco do Brasil SA	1,147,632
30,110	Cia de Concessoes Rodoviarias	308,251
95,300	Cia Vale do Rio Doce, ADR	1,154,083
36,800	Cia Vale do Rio Doce, Sponsored ADR	391,920

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Brazil — continued
17,530	Empresa Brasileira de Aeronautica SA, ADR	284,161
11,286	Iochpe Maxion SA	42,928
67,348	JHSF Participacoes SA	48,289
60,200	Petroleo Brasileiro SA, ADR	1,474,298
61,198	Redecard SA	682,352
23,136	Souza Cruz SA	441,331
25,740	Tam SA, Sponsored ADR	212,098
5,100	Unibanco - Uniao de Bancos Brasileiros SA, GDR	329,562
	Total Brazil	6,516,905

	Canada — 2.5%
3,900	Addax Petroleum Corp.	66,627
10,100	Agrium, Inc.	339,285
16,900	Bank of Montreal	427,805
15,900	Canadian Imperial Bank of Commerce	658,024
5,400	Canadian National Railway Co.	195,878
5,900	Canadian Natural Resources	232,989
19,400	Encana Corp.	895,119
3,400	Fairfax Financial Holdings, Ltd.	1,074,119
14,400	Industrial Alliance Insurance and Financial Services, Inc.	265,371
8,900	Inmet Mining Corp.	195,158
11,600	Magna International, Inc. Class A	345,322
22,900	National Bank of Canada	580,616
37,578	Nexen, Inc.	652,935
16,000	Nova Chemicals Corp.	75,820
87,700	Petro-Canada	1,898,213
15,000	Potash Corp. of Saskatchewan (Toronto Exchange)	1,087,971
19,100	Royal Bank of Canada	558,534
1,377	Shoppers Drug Mart Corp.	51,371
42,443	Shoppers Drug Mart Corp. (Toronto Exchange)	2,039,386
39,000	Sun Life Financial, Inc.	898,469
14,900	Toronto-Dominion Bank	524,427
	Total Canada	13,063,439

	Cayman Islands — 0.1%
103,200	Tencent Holdings, Ltd.	671,857

	China — 0.5%
1,854,000	China Petroleum & Chemical Corp. Class H	1,142,163
455,000	China Railway Construction Corp. *	682,834
1,185,000	Industrial & Commercial Bank of China	629,790
	Total China	2,454,787

	Czech Republic — 0.2%
25,265	CEZ	1,026,768

	Denmark — 0.9%
77,867	Novo Nordisk AS	3,962,604
13,596	Vestas Wind Systems AS *	808,063
	Total Denmark	4,770,667

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Egypt — 0.2%
4,736	Eastern Tobacco	155,055
9,832	Egyptian Co. for Mobile Services	263,248
13,513	Orascom Construction Industries	345,761
	Total Egypt	764,064

	Finland — 1.3%
17,983	Fortum OYJ	386,264
8,710	Konecranes OYJ	149,163
19,665	Neste Oil OYJ	293,666
247,496	Nokia OYJ	3,836,913
19,142	Outokumpu OYJ	224,922
7,592	Rautaruukki OYJ	130,842
33,012	Sampo OYJ Class A	616,606
118,700	Stora Enso OYJ	926,600
22,271	Tietoenator OYJ	242,837
	Total Finland	6,807,813

	France — 10.0%
9,600	Air France-KLM	123,411
5,143	Air Liquide	470,557
12,624	Alstom	745,483
98,891	BNP Paribas	4,175,810
4,469	Casino Guichard Perrachon SA	339,833
4,426	Cie de Saint-Gobain	208,753
28,300	Compagnie Generale des Etablissements Michelin	1,483,888
176,978	Credit Agricole SA	2,012,677
10,323	Dassault Systemes SA	466,475
7,914	Essilor International	371,325
98,700	European Aeronautic Defence and Space Co. NV	1,666,350
100,586	Eutelsat Communications	2,375,343
99,120	France Telecom SA	2,772,503
138,761	GDF Suez	6,872,417
6,033	Hermes International	842,746
3,895	L’Oreal	338,461
24,300	Lagardere S.C.A.	986,327
2,776	Nexans SA	165,797
7,170	Peugeot SA	122,254
72,685	Renault SA	1,895,931
118,284	Sanofi-Aventis	7,512,677
66,061	Societe Generale	3,345,826
191,012	Total SA	10,413,529
14,756	UBISOFT Entertainment *	288,501
3,824	Unibail-Rodamco REIT	569,551
14,350	Vallourec	1,632,104
	Total France	52,198,529

	Germany — 9.5%
3,907	Adidas AG	150,264
36,000	Allianz AG	3,861,291
73,100	BASF AG	2,888,512
116,258	Bayer AG	6,829,548
38,625	Bayerische Motoren Werke AG	1,187,288
9,445	Bilfinger Berger AG	499,683
5,076	Demag Cranes AG	135,606

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Germany — continued
82,500	Deutsche Bank AG	3,289,967
9,740	Deutsche Boerse AG	709,386
55,300	Deutsche Lufthansa	875,531
340,348	Deutsche Telekom AG	5,171,099
215,806	E.ON AG	8,726,581
5,645	Fresenius Medical Care AG & Co. KGaA	264,712
22,049	Hannover Rueckversicherung AG	701,461
18,869	Heidelberger Druckmaschinen AG	162,371
24,184	K&S AG	1,388,404
11,296	Kloeckner & Co. SE	198,551
26,713	Lanxess AG	519,670
6,533	Linde AG	552,845
25,598	Muenchener Rueckver AG	4,022,649
10,484	Norddeutsche Affinerie AG	416,616
8,416	Q-Cells AG *	305,423
13,433	RWE AG	1,207,582
5,687	Salzgitter AG	449,177
47,986	SAP AG	1,719,776
16,046	SGL Carbon AG *	548,249
16,900	Siemens AG	1,265,818
38,639	Suedzucker AG	590,379
8,482	Thyssenkrupp AG	229,374
42,000	TUI AG	478,962
	Total Germany	49,346,775

	Greece — 0.1%
20,053	National Bank of Greece SA	371,386

	Hong Kong — 0.7%
202,000	CLP Holdings, Ltd.	1,373,429
43,200	Hang Seng Bank, Ltd.	570,567
168,000	Hongkong Electric Holdings	945,055
1,524,000	Shougang Concord International Enterprises Co., Ltd.	171,120
52,000	Sun Hung Kai Properties, Ltd.	437,236
	Total Hong Kong	3,497,407

	Hungary — 0.0%
7,153	OTP Bank Nyrt *	108,675

	India — 0.3%
12,930	Hero Honda Motors, Ltd.	215,855
57,169	Oil & Natural Gas Corp., Ltd.	786,650
24,869	Punjab National Bank	271,476
36,880	Satyam Computer Services, Ltd., ADR	333,395
	Total India	1,607,376

	Indonesia — 0.4%
334,000	Astra International Tbk PT	336,942
2,857,000	Bank Mandiri	544,563
39,010	PT Telekomunikasi Indonesia, Sponsored ADR	977,981
415,683	United Tractors Tbk PT	172,707
	Total Indonesia	2,032,193

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Ireland — 0.4%
61,140	CRH Plc	1,547,167
11,808	CRH Plc (Dublin Exchange)	298,006
13,126	DCC Plc	190,990
	Total Ireland	2,036,163

	Israel — 1.0%
133,238	Bank Hapoalim, Ltd. *	289,095
29,621	Delek Automotive Systems, Ltd.	152,939
52,382	Israel Chemicals, Ltd.	366,227
102,700	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,371,939
	Total Israel	5,180,200

	Italy — 1.9%
482,700	A2A Spa	865,135
41,942	Bulgari Spa	261,864
40,570	Enel Spa	259,449
241,626	ENI Spa	5,725,541
11,155	Fondiaria-Sai Spa (Ordinary Shares)	201,875
65,659	Mediaset Spa	374,964
1,089,200	Telecom Italia Spa	1,771,639
407,400	Telecom Italia Spa-RNC	454,603
97,473	UniCredito Italiano Spa	242,664
	Total Italy	10,157,734

	Japan — 19.4%
59,300	Aeon Co., Ltd.	593,963
28,150	Aiful Corp.	80,937
55,500	Alps Electric Co., Ltd.	271,571
27,700	Asahi Breweries, Ltd.	476,702
13,900	Astellas Pharma, Inc.	565,610
80,400	Bridgestone Corp.	1,207,513
45,500	Canon, Inc.	1,428,315
6,100	Chubu Electric Power Co., Inc.	185,395
91,000	Chuo Mitsui Trust Holdings, Inc.	444,729
249	Cyber Agent, Inc.	154,132
36,050	Daiei, Inc. *	230,851
57,000	Daiichi Chuo Kisen Kaisha	160,754
26,900	Daiichi Sanyko Co., Ltd.	639,403
122,000	Daikyo, Inc.	106,712
101	Dena Co., Ltd.	324,695
223	East Japan Railway Co.	1,741,591
12,800	Eisai Co., Ltd.	530,425
16,300	FamilyMart Co., Ltd.	708,100
1,300	Fanuc, Ltd.	92,455
14,500	Fast Retailing Co., Ltd.	2,113,234
151,000	Fuji Heavy Industries, Ltd.	409,953
299,000	Fujitsu, Ltd.	1,445,206
177,000	Furukawa Electric Co., Ltd.	861,565
94,000	GS Yuasa Corp.	566,405
471,500	Haseko Corp.	500,918
2,700	Hikari Tsushin, Inc.	51,896
25,700	Hitachi High-Technologies Corp.	409,894
485,000	Hitachi, Ltd.	1,880,879
165,800	Honda Motor Co., Ltd.	3,595,753

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Japan — continued
14,500	Hoya PENTEX HD Corp.	251,892
94	Inpex Holdings, Inc.	742,652
506,000	Isuzu Motors, Ltd.	649,454
44,000	Japan Steel Works, Ltd./The	613,986
66,300	JFE Holdings, Inc.	1,753,626
31,000	JGC Corp.	466,406
42,000	Kajima Corp.	147,016
48	Kakaku.com, Inc.	186,174
40,000	Kao Corp.	1,211,319
90,000	Kawasaki Kisen Kaisha, Ltd.	419,932
390	KDDI Corp.	2,777,731
223	Kenedix, Inc. *	64,407
700	Keyence Corp.	143,329
501	KK DaVinci Advisors *	31,918
21,900	Konami Corp.	563,805
15,800	Kyocera Corp.	1,139,811
9,300	Kyushu Electric Power	247,366
11,000	Lawson, Inc.	634,393
8,100	Leopalace21 Corp.	82,131
95,000	Marubeni Corp.	362,086
38,500	Matsui Securities Co., Ltd.	322,252
79,000	Matsushita Electric Industrial Co., Ltd.	989,899
264,000	Mazda Motor Corp.	446,113
357,500	Mitsubishi Chemical Holdings Corp.	1,577,707
284,900	Mitsubishi Co.	3,999,552
189,000	Mitsubishi Heavy Industries, Ltd.	843,273
58,000	Mitsubishi Materials Corp.	146,228
65,800	Mitsubishi UFJ Financial Group, Inc.	408,284
3,180	Mitsubishi UFJ Lease & Finance Co., Ltd.	80,792
367,000	Mitsui & Co., Ltd.	3,754,156
65,000	Mitsui Mining & Smelting Co., Ltd.	137,361
59,000	Mitsui OSK Lines, Ltd.	362,325
9	Mixi, Inc. *	55,383
350	Mizuho Financial Group, Inc.	1,041,694
47,400	Namco Bandai Holdings, Inc.	519,530
31,000	Nichirei Corp.	147,699
26,000	Nikon Corp.	311,502
9,400	Nintendo Co., Ltd.	3,611,432
40	Nippon Building Fund, Inc. REIT	439,036
44,000	Nippon Denko Co., Ltd.	227,106
15,000	Nippon Electric Glass Co., Ltd.	78,788
38,000	Nippon Meat Packers, Inc.	574,272
371,000	Nippon Mining Holdings, Inc.	1,594,157
142,000	Nippon Oil Corp.	715,167
74	Nippon Paper Group, Inc.	302,136
82,000	Nippon Sheet Glass Co., Ltd.	269,292
758	Nippon Telegraph & Telephone Corp.	4,073,870
43,000	Nippon Yakin Kogyo Co., Ltd.	122,521
71,000	Nippon Yusen KK	437,870
750,300	Nissan Motor Company, Ltd.	2,717,593
1,800	Nissha Printing Co., Ltd.	71,611
15,000	Nisshin Seifun Group, Inc.	196,819
1,338	NTT DoCoMo, Inc.	2,637,589
29,000	Obayashi Corp.	172,912
62,000	OJI Paper Co., Ltd.	364,480
9,400	Ono Pharmaceutical Co., Ltd.	488,763
15,240	Orix Corp.	865,922

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Japan — continued
307,000	Osaka Gas Co., Ltd.	1,417,966
55,000	Pacific Metals Co., Ltd.	275,355
1,540	Point, Inc.	84,754
26,000	Rengo Co., Ltd.	212,640
390	Resona Holdings, Inc.	618,232
7,100	Rohm Co., Ltd.	358,518
1,500	Ryohin Keikaku Co., Ltd.	71,112
8,700	Sankyo Co., Ltd.	439,418
265,000	Sanyo Electric Co., Ltd. *	496,216
37,200	Sega Sammy Holdings, Inc.	431,659
20,100	Seiko Epson Corp.	320,172
144,300	Seven & I Holdings Co., Ltd.	4,943,679
247,000	Sharp Corp.	1,770,700
27,100	Shin-Etsu Chemical Co., Ltd.	1,242,965
315,500	Sojitz Corp.	529,036
68,300	Sony Corp.	1,484,775
35,600	Sumco Corp.	454,657
26,300	Sumitomo Corp.	231,788
31,000	Sumitomo Light Metal Industries	28,485
99,000	Sumitomo Metal Industries, Ltd.	243,984
56,000	Sumitomo Metal Mining Co., Ltd.	595,200
464	Sumitomo Mitsui Financial Group	2,009,937
39,000	Sumitomo Trust & Banking Co., Ltd. (The)	230,816
54,000	Taisei Corp.	148,757
18,000	Taisho Pharmaceutical Co., Ltd.	382,417
35,600	Takeda Pharmaceutical Co., Ltd.	1,846,659
36,280	Takefuji Corp.	296,453
1,800	TDK Corp.	66,106
53,000	Tokai Carbon Co., Ltd.	222,445
18,700	Tokio Marine Holdings, Inc.	547,952
67,000	Tokyo Electric Power Company	2,237,078
101,000	Tokyo Gas Co., Ltd.	511,815
17,000	TonenGeneral Sekiyu KK	170,171
400,000	Toshiba Corp.	1,647,010
12,000	Toyo Suisan Kaisha, Ltd.	344,914
110,400	Toyota Motor Corp.	3,613,704
2,500	Trend Micro, Inc. *	87,291
3,300	Unicharm Corp.	249,436
51,000	UNY Co., Ltd.	561,683
1,384	Yahoo! Japan Corp.	566,202
	Total Japan	101,366,233

	Luxembourg — 1.0%
110,911	ArcelorMittal *	2,673,310
12,448	Evraz Group SA, GDR	107,053
16,514	Oriflame Cosmetics SA, SDR	478,498
90,603	SES, ADR	1,744,160
20,540	Tenaris SA, ADR	430,929
	Total Luxembourg	5,433,950

	Malaysia — 0.1%
13,500	British American Tobacco Malaysia Berhad	173,897
258,800	PLUS Expressways Berhad	223,658
	Total Malaysia	397,555

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Mexico — 0.3%
9,400	America Movil SA de CV-Series L, ADR	291,306
1	Cemex SAB de CV, ADR *	9
13,680	Desarrolladora Homex SA de CV, ADR *	312,314
12,080	Fomento Economico Mexicano SA de CV, Sponsored ADR	363,971
14,380	Grupo Televisa SA, Sponsored ADR	214,837
83,160	Kimberly-Clark de Mexico SAB de CV	273,527
	Total Mexico	1,455,964

	Netherlands — 1.4%
124,131	Aegon NV	792,139
6,031	Gemalto NV *	151,216
20,378	Heineken NV	626,085
216,491	ING Groep NV	2,263,020
146,460	Koninklijke Ahold NV	1,800,066
20,852	Koninklijke DSM NV	534,518
25,431	Reed Elsevier NV	299,630
30,994	STMicroelectronics NV	207,573
17,595	TomTom NV *	128,623
4,126	Wereldhave NV	364,454
	Total Netherlands	7,167,324

	Norway — 1.0%
15,300	DnB NOR ASA	61,118
304,521	StatoilHydro ASA	5,015,543
12,030	Yara International ASA	262,938
	Total Norway	5,339,599

	Pakistan — 0.0%
41,950	Pakistan Petroleum	53,503

	Philippines — 0.2%
19,920	Philippine Long Distance Telephone Co., Sponsored ADR	935,244

	Russia — 0.7%
28,650	LUKOIL, Sponsored ADR	928,926
42,800	LUKOIL, Sponsored ADR	1,371,740
7,300	Mechel, Sponsored ADR	29,200
79,523	MMC Norilsk Nickel, ADR	505,766
19,530	Mobile Telesystems, Sponsored ADR	521,061
287,097	TNK-BP Holding	186,613
836	Vsmpo-Avisma Corp.	16,720
	Total Russia	3,560,026

	Singapore — 0.5%
48,200	Cosco Corp. Singapore, Ltd., ADR	155,686
50,000	DBS Group Holdings, Ltd.	296,612
105,000	Singapore Exchange, Ltd.	376,213
85,000	Singapore Petroleum Co., Ltd.	135,704
469,000	Singapore Telecommunications, Ltd.	835,064
59,000	United Overseas Bank, Ltd.	532,597
	Total Singapore	2,331,876

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	South Africa — 0.7%
7,497	ArcelorMittal South Africa, Ltd.	72,473
30,649	Kumba Iron Ore, Ltd.	541,480
24,229	Massmart Holdings, Ltd.	222,382
167,305	Murray & Roberts Holdings	875,929
40,227	Nedbank Group, Ltd.	419,144
97,550	Pretoria Portland Cement Co., Ltd.	332,723
409,568	Salam, Ltd.	758,186
140,055	Steinhoff International Holdings, Ltd.	190,837
112,606	Truworths International, Ltd.	418,091
	Total South Africa	3,831,245

	South Korea — 0.8%
454	Amorepacific Corp. *	237,354
6,800	GS Engineering & Construction Corp. *	323,530
9,300	Hana Financial Group, Inc.	140,882
3,330	Hite Brewery Co., Ltd. *	434,921
27,657	KB Financial Group, Inc., ADR *	724,613
19,800	KB Financial Group, Inc. *	542,689
2,230	Samsung Electronics, GDR 144A	399,242
1,160	Samsung Electronics Co., Ltd.	421,217
30,622	Shinhan Financial Group Co., Ltd. *	709,227
17,600	Woongjin Coway Co., Ltd. *	378,132
	Total South Korea	4,311,807

	Spain — 1.9%
176,693	Banco Santander SA	1,705,286
46,274	Iberdrola SA	429,663
9,134	Inditex SA	403,735
32,511	Repsol VPF SA	692,438
285,883	Telefonica SA	6,408,201
	Total Spain	9,639,323

	Sweden — 1.6%
136,634	Atlas Copco AB Class A	1,176,177
65,800	Boliden AB	152,277
20,500	Electrolux AB Class B	176,317
22,552	Hennes & Mauritz AB Class B	881,243
47,520	Investor AB Class B	715,104
142,893	Nordea Bank AB	1,005,846
17,266	SKF AB	171,883
88,600	Svenska Cellulosa AB	757,663
20,000	Svenska Handelsbanken AB Series A	325,537
23,900	Swedbank AB	137,074
241,000	Telefonaktiebolaget LM Ericsson	1,848,351
14,400	Trelleborg AB Class B	89,744
203,500	Volvo AB Class B	1,124,426
	Total Sweden	8,561,642

	Switzerland — 8.6%
50,497	ABB, Ltd. *	761,202
8,400	Alcon, Inc.	749,196
6,993	Baloise Holding AG	525,604
10,187	Ciba Holding AG *	455,584

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	Switzerland — continued
16,074	Compagnie Financiere Richemont SA	312,070
138,056	Credit Suisse Group	3,784,010
278,635	Nestle SA	10,981,723
344,985	Novartis AG	17,285,297
27,968	Roche Holding AG	4,305,217
2,602	Swatch Group AG Class B	363,462
1,898	Swiss Life Holding *	131,660
16,056	Syngenta AG	3,110,539
161,812	UBS AG *	2,346,888
	Total Switzerland	45,112,452

	Taiwan — 0.4%
481,434	Advanced Semiconductor Engineering, Inc.	174,391
68,607	Advantech Co., Ltd.	100,452
1,033,000	AU Optronics Corp.	791,283
154,500	China Steel Corp.	109,924
69,185	HON HAI Precision Industry Co., Ltd., GDR	267,745
16,000	HTC Corp.	161,396
39,616	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	312,966
1,519,162	United Microelectronics Corp.	348,415
	Total Taiwan	2,266,572

	Thailand — 0.1%
49,300	Banpu Co.	344,019
44,100	PTT PCL	221,895
326,500	Thai Oil PCL	153,956
	Total Thailand	719,870

	Turkey — 0.3%
37,807	Ford Otomotiv Sanayi AS	106,909
73,450	Turkcell Iletisim Hizmet AS, ADR	1,070,901
141,643	Turkiye Is Bankasi	380,976
	Total Turkey	1,558,786

	United Kingdom — 22.2%
89,339	3i Group Plc	351,956
55,556	Amec Plc	396,532
34,632	Anglo American Plc	791,049
24,500	Antofagasta Plc	151,328
97,300	Associated British Foods Plc	1,026,794
156,684	AstraZeneca Plc	6,348,623
15,089	Autonomy Corp. Plc *	207,686
191,418	Aviva Plc	1,083,513
773,584	BAE Systems Plc	4,216,229
1,489,871	Barclays Plc	3,358,799
410,758	BG Group Plc	5,702,868
231,278	BHP Billiton Plc	4,356,556
654,665	BP plc	5,016,231
235,183	British American Tobacco Plc	6,110,845
54,743	British Energy Group Plc	609,695
81,527	Burberry Group Plc	261,474
44,902	Cadbury Plc	393,076
100,260	Capita Group Plc	1,068,271

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	United Kingdom — continued
778,797	Centrica Plc	2,992,674
70,248	Cobham Plc	208,868
292,716	Compass Group Plc	1,452,578
55,724	Diageo Plc	775,150
53,289	Drax Group Plc	431,977
480,901	DSG International Plc	122,079
38,932	Firstgroup Plc	243,553
83,776	Game Group Plc	153,740
758,550	Glaxosmithkline Plc	14,082,025
1,465,697	HBOS Plc	1,487,516
1,985,225	HBOS Plc (Subordinate Shares)	—
100,627	Home Retail Group	308,650
330,610	HSBC Holdings Plc	3,164,343
113,590	ICAP Plc	473,709
37,060	IG Group Holdings Plc	137,135
9,696	Imperial Tobacco Group Plc	259,010
21,200	Kazakhmys Plc	71,224
411,812	Kingfisher Plc	805,392
58,161	Ladbrokes Plc	155,547
219,100	Lloyds TSB Group Plc	401,023
27,074	London Stock Exchange Group Plc	201,533
526,541	Man Group Plc	1,817,409
35,574	Michael Page International Plc	110,719
8,736	National Express Group Plc	62,321
256,882	National Grid Plc	2,538,679
22,181	Next Plc	347,269
158,832	Northern Foods Plc	130,157
125,955	Old Mutual Plc	100,629
16,126	Provident Financial Plc	200,522
130,423	Reckitt Benckiser Group Plc	4,858,834
73,586	Rio Tinto Plc	1,594,375
2,948,768	Royal Bank of Scotland Group	2,131,693
104,069	Royal Dutch Shell Plc Class A	2,720,397
227,801	Royal Dutch Shell Plc Class A	5,937,274
34,961	Royal Dutch Shell Plc Class B	879,882
16,206	Scottish & Southern Energy Plc	285,352
31,147	Smith & Nephew Plc	197,618
98,145	Smiths Group Plc	1,263,634
9,493	Smiths News Plc	9,703
125,620	Stagecoach Group Plc	254,837
47,211	Standard Chartered Plc	603,513
947,746	Tesco Plc	4,937,673
106,099	Tomkins Plc	190,099
32,198	Travis Perkins Plc	158,484
146,700	TUI Travel plc	495,911
172,340	Unilever Plc	3,916,514
13,086	United Utilities Plc	118,427
4,890,606	Vodafone Group Plc	9,845,346
29,823	Weir Group Plc (The)	133,792
27,524	WH Smith Plc	142,533
97,543	Wolseley Plc	543,858
	Total United Kingdom	115,906,705

	United States — 0.1%
11,430	Eurasia Drilling Co., Ltd. * 144A	40,005
4,358	Investcorp Bank BSC, GDR	112,785

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)
	United States — continued
3,280	Synthes, Inc.	414,612
	Total United States	567,402
	TOTAL COMMON STOCKS (COST $718,621,856)	498,060,065

	PREFERRED STOCKS — 0.5%

	Brazil — 0.3%
31,431	Aes Tiete SA	203,793
52,808	Cia Vale Do Rio Doce	554,794
9,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	100,937
49,500	Klabin SA	72,118
35,820	Suzano Papel e Celulose SA	188,207
9,700	Telemar Norte Leste SA	236,901
	Total Brazil	1,356,750

	Germany — 0.1%
12,073	Volkswagen AG	644,252

	South Korea — 0.1%
2,100	Samsung Electronics Co., Ltd.	435,992
	TOTAL PREFERRED STOCKS (COST $4,433,953)	2,436,994

	RIGHTS — 0.0%

	Belgium — 0.0%
131,738	Fortis, Expires 08/04/2014	—

	Singapore — 0.0%
25,000	DBS Group Holdings, Ltd., Expires 01/23/2009*	52,056

	United Kingdom — 0.0%
95,242	Lloyds TSB Group Plc, Expires 01/12/2009	—
	TOTAL RIGHTS (COST $—)	52,056

	WARRANTS — 0.0%

	Luxembourg — 0.0%
444,495	United Microelectronics Corp. Warrants, Expires 01/24/2017 * 144A	144,730
	TOTAL WARRANTS (COST $391,852)	144,730

Par Value ($)
	SHORT-TERM INVESTMENTS — 2.5%

	Bank Deposits — 2.5%
13,396,198	Euro Time Deposit, 0.01%, due 01/02/2009	13,396,198
	TOTAL SHORT-TERM INVESTMENTS (COST $13,396,198)	13,396,198

See accompanying notes to the Schedule of Investments.

TOTAL INVESTMENTS — 98.4% (Cost $736,843,859)	514,090,043
Other Assets and Liabilities (net) — 1.6%	8,163,193
NET ASSETS — 100.0%	$522,253,236

Notes to Schedule of Investments:

ADR – American Depository Receipt
GDR – Global Depository Receipt
REIT – Real Estate Investment Trust
SDR – Swedish Depository Receipt
*	Non-income producing security.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. This securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $583,977 or 0.1% of net assets.

A summary of outstanding financial instruments at December 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
2/20/09	AUD	878,378	$609,400	$43,160
2/20/09	AUD	1,278,980	887,352	63,739
2/20/09	CHF	2,573,753	2,419,340	266,342
2/20/09	CHF	2,498,055	2,348,182	260,343
2/20/09	CHF	2,498,055	2,348,182	261,215
2/20/09	EUR	2,505,420	3,476,229	300,033
2/20/09	EUR	1,610,843	2,235,000	195,288
2/20/09	GBP	1,690,701	2,427,882	(124,125)
2/20/09	HKD	4,829,000	623,232	113
2/20/09	JPY	308,057,219	3,401,471	349,636
2/20/09	JPY	308,057,219	3,401,471	349,938
2/20/09	JPY	317,392,287	3,504,547	365,984
2/20/09	NOK	1,877,894	267,309	4,119
2/20/09	NZD	1,256,773	729,691	46,660
2/20/09	SEK	23,428,499	2,960,322	45,473
2/20/09	SEK	23,428,499	2,960,322	40,851
3/16/09	EUR	11,127,000	15,429,041	(288,353)
3/16/09	JPY	741,479,000	8,191,547	292,431
3/16/09	NZD	2,172,000	1,258,602	84,578
3/16/09	SEK	30,573,000	3,862,510	69,974
				$2,627,399

Sales
1/05/09	JPY	4,132,653	$45,589	$(15)
1/06/09	JPY	2,044,697	22,556	42
2/20/09	AUD	2,234,566	1,550,422	1,037
2/20/09	AUD	2,234,566	1,550,422	7,070
2/20/09	CAD	809,755	655,785	24,910
2/20/09	CAD	1,060,000	858,448	3,659

See accompanying notes to the Schedule of Investments.

2/20/09	CAD	1,060,000	858,448	4,358
2/20/09	CHF	1,999,699	1,879,765	(177,024)
2/20/09	CHF	1,251,089	1,176,054	(140,093)
2/20/09	DKK	5,743,097	1,069,001	(96,666)
2/20/09	EUR	1,980,420	2,747,840	(252,085)
2/20/09	GBP	1,825,509	2,621,523	558,331
2/20/09	GBP	1,925,450	2,765,043	121,765
2/20/09	GBP	1,925,450	2,765,043	119,897
2/20/09	JPY	258,851,296	2,858,196	(209,885)
2/20/09	JPY	234,620,225	2,590,641	(167,654)
2/20/09	JPY	78,206,742	863,547	(53,291)
2/20/09	JPY	78,206,742	863,547	(54,481)
2/20/09	JPY	180,398,132	1,991,929	(44,994)
2/20/09	NOK	6,512,100	927,138	(6,179)
3/16/09	CAD	7,483,000	6,062,652	(99,031)
3/16/09	CHF	2,321,000	2,182,369	(250,456)
3/16/09	EUR	1,975,000	2,738,605	(167,846)
3/16/09	GBP	6,557,000	9,412,972	218,281
3/16/09	NZD	2,172,000	1,258,652	(15,117)
3/16/09	SEK	58,967,000	7,449,827	128,310
				$(547,157)

Currency Abbreviations
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krona
NZD – New Zealand Dollar
SEK – Swedish Krona

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
68	E-mini MSCI EAFE Index	March 2009	$4,306,920	$209,710
11	DAX Index	March 2009	1,847,853	26,370
5	STOXX 50 Index	March 2009	170,081	(695)
9	S&P/MIB Index	March 2009	1,214,689	(12,173)
13	TOPIX Index	March 2009	1,235,983	56,084
				$279,296

Sales
3	FTSE 100 Index	March 2009	$189,352	$(2,394)
18	S&P TSE 60 Index	March 2009	1,574,435	(48,875)
				$(51,269)

See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund

Schedule of Investments

December 31, 2008 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Pharmaceuticals	11.9
Oil & Gas	10.8
Telecommunications	10.0
Banks	8.6
Food	5.2
Chemicals	4.6
Electric	4.4
Retail	3.5
Insurance	3.4
Auto Manufacturers	2.9
Diversified Financial Services	2.7
Mining	2.4
Gas	2.3
Distribution & Wholesale	2.0
Electrical Components & Equipment	1.4
Agriculture	1.4
Iron & Steel	1.2
Aerospace & Defense	1.2
Engineering & Construction	1.0
Machinery - Diversified	0.9
Household Products & Wares	0.9
Transportation	0.8
Software	0.7
Toys, Games & Hobbies	0.7
Semiconductors	0.7
Beverages	0.7
Miscellaneous - Manufacturing	0.6
Electronics	0.6
Auto Parts & Equipment	0.6
Forest Products & Paper	0.6
Building Materials	0.6
Home Furnishings	0.5
Metal Fabricate & Hardware	0.5
Cosmetics & Personal Care	0.5
Internet	0.4
Computers	0.4
Media	0.4
REITS	0.4
Commercial Services	0.4
Airlines	0.3
Health Care - Products	0.3
Leisure Time	0.3
Food Service	0.3
Apparel	0.3
Machinery - Construction & Mining	0.2
Energy-Alternate Sources	0.2
Real Estate	0.2
Biotechnology	0.2

See accompanying notes to the Schedule of Investments.

Home Builders	0.2
Entertainment	0.1
Investment Companies	0.1
Holding Companies - Diversified	0.1
Environmental Control	0.1
Office & Business Equipment	0.1
Health Care - Services	0.1
Packaging & Containers	0.0
Hand & Machine Tools	0.0
Water	0.0
Oil & Gas Services	0.0
Short-Term Investments and Other Assets and Liabilities (net)	4.1
100.0%

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 109.6%

	Asset Backed Securities — 4.6%
971,239	Accredited Mortgage Loan Trust, Series 2007-1, Class A1, 0.52%, due 02/25/37 †	858,928
221,960	ACE Securities Corp., Series 2005-SD3, Class A, 0.87%, due 08/25/45 †	179,834
321,124	Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.55%, due 01/25/37 †	301,093
81,342	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	33,350
315,813	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45 †	148,612
137,375	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.76%, due 11/25/45 †	66,010
371,253	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.77%, due 11/25/34 †	258,444
75,000	Atlantic Marine Corp. Communities LLC, Series 2005-3C7, Class I, 5.34%, due 12/01/50 144A	49,233
69,486	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 1.15%, due 02/28/44 †	56,924
142,241	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 1.10%, due 05/28/44 †	109,033
519,813	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	279,697
399,612	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 0.74%, due 09/25/35 †	391,642
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.83%, due 09/25/35 †	498,970
131,877	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.87%, due 12/25/42 †	101,799
798,492	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.58%, due 10/25/36 †	723,271
528,472	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 0.54%, due 12/25/36 †	463,864
1,300,000	Chase Issuance Trust, Series 2008-A13, Class A13, 3.50%, due 09/15/15 †	1,074,320
815,922	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.67%, due 11/25/45 † 144A	594,484
1,340,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF3, 5.67%, due 05/25/36 †	676,411
1,448,152	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.92%, due 02/25/37 † 144A	669,663
114,305	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 1.44%, due 12/15/35 †	63,241
78,358	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 1.43%, due 12/15/35 †	30,752
111,623	CVS Lease Pass Through, 5.88%, due 01/10/28 144A	86,191
85,833	CVS Lease Pass Through, 6.04%, due 12/10/28 144A	52,325
220,000	CVS Lease Pass Through, 9.35%, due 01/10/23 144A	88,000
1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,200,387
99,134	Delta Air Lines, Inc., Series 2000-1, Class A1, 7.38%, due 05/18/10	91,203
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	252,000
280,481	Delta Air Lines, Inc., Series 2007, Class 1A, 1.00%, due 08/10/22	166,886
97,843	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.69%, due 07/25/30 †	64,019
219,867	GSAMP Trust, Series 2006-S4, Class A1, 0.56%, due 05/25/36 †	83,146
485,630	Home Equity Asset Trust, Series 2007-TR, Class 2A1, 0.58%, due 07/25/37 †	405,429
485,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2, 5.83%, due 02/15/51	379,591

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
238,208	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 1.47%, due 11/25/36 †	220,267
431,837	Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 0.53%, due 12/25/36 †	372,419
745,560	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.49%, due 10/25/33 †	429,909
261,186	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 0.52%, due 10/25/36 †	247,621
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 5.02%, due 04/25/24 †	339,230
382,936	RAAC Series, Series 2006-RP2, Class A, 0.72%, due 02/25/37 † 144A	278,394
135,280	Residential Asset Mortgage Products, Inc., Series 2006-EFC2, Class A1, 0.53%, due 12/25/36 †	131,548
119,382	Residential Asset Securities Corp., Series 2006-EMX6, Class A1, 0.53%, due 07/25/36 †	117,148
500,000	Rutland Rated Investments, Series DRYD-1A, Class A1AL, 1.88%, due 06/20/13 † 144A	163,906
90,596	SACO I, Inc., Series 2005-7, Class A, 0.75%, due 09/25/35 †	59,191
1,006,590	SACO I, Inc., Series 2006-5, Class 1A, 0.62%, due 04/25/36 †	197,093
458,649	SACO I, Inc., Series 2006-6, Class A, 0.60%, due 06/25/36 †	76,459
416,317	SLM Student Loan Trust, Series 2006-5, Class A2, 3.53%, due 07/25/17 †	403,881
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 4.84%, due 01/25/18 †	480,901
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 5.24%, due 07/25/23 †	1,163,104
2,400,000	SLM Student Loan Trust, Series 2008-9, Class A, 5.04%, due 04/25/23 †	2,252,511
114,726	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	112,937
700,000	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	742,789
66,653	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	52,846
474,382	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.58%, due 02/25/36 † 144A	62,132
2,257,806	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 3.23%, due 05/25/46 †	996,935
75,033	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.76%, due 07/25/45 †	34,962
		19,434,935
	Convertible Debt — 0.4%
50,000	Ford Motor Co., Senior Note, 4.25%, due 12/15/36	13,125
600,000	National City Corp., Senior Note, 4.00%, due 02/01/11	537,750
1,200,000	Prudential Financial, Inc., 0.37%, due 12/15/37 †	1,141,800
		1,692,675
	Corporate Debt — 32.2%
30,000	AAC Group Holding Corp., Senior Note, 10.25%, due 10/01/12 †† 144A	19,950
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	23,875
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	26,550
870,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20 144A	678,600
800,000	AES Corp. (The), Senior Note, 8.00%, due 10/15/17	660,000
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	126,750
360,000	Aiful Corp., Senior Note, 5.00%, due 08/10/10 144A	197,989
450,000	Alcoa, Inc., 6.00%, due 07/15/13	407,273
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14	11,050
240,000	Alliant Techsystems, Inc., Senior Subordinated Note, 6.75%, due 04/01/16	217,200
10,000	Allied Waste North America, Inc., Senior Note, 6.88%, due 06/01/17	9,314
260,000	Allied Waste North America, Series B, Senior Note, 5.75%, due 02/15/11	243,868
210,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	206,920
700,000	Altria Group, Inc., 9.70%, due 11/10/18	757,798
340,000	Amerada Hess Corp., 7.30%, due 08/15/31	310,161
250,000	America Movil SAB de CV, Senior Note, 5.63%, due 11/15/17	223,507

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
610,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66 †	316,154
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	1,825,657
450,000	American General Finance Corp., 6.90%, due 12/15/17	194,990
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,007,004
2,500,000	American International Group, Inc., 8.25%, due 08/15/18 144A	1,832,497
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/37	172,201
135,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	89,775
165,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	114,675
215,000	American Tower Corp., Senior Note, 7.50%, due 05/01/12	212,850
10,000	American Tower Corp., Senior Note, 7.00%, due 10/15/17 144A	8,950
155,000	American Tower Corp., Senior Note, 7.13%, due 10/15/12	153,450
310,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	274,817
310,000	Anadarko Petroleum Corp., Senior Note, 2.40%, due 09/15/09 †	296,665
650,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	514,174
40,000	Anadarko Petroleum Corp., Senior Note, 5.95%, due 09/15/16	35,385
700,000	Apache Corp., 5.25%, due 04/15/13	709,966
200,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	182,000
270,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	236,250
21,000	Ashtead Capital, Inc., Second Priority Senior Note, 9.00%, due 08/15/16 144A	10,920
300,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	324,187
120,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	121,490
70,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	20,650
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49 †	8,018
140,000	Ball Corp., Senior Note, 6.88%, due 12/15/12	139,300
70,000	Ball Corp., Senior Note, 6.63%, due 03/15/18	62,825
300,000	Bank of America Corp., 7.80%, due 09/15/16	305,834
425,000	Bank of America Corp., 6.00%, due 09/01/17	432,363
500,000	Bank of America Corp., Series L, 5.65%, due 05/01/18	503,871
330,000	Bank of America Corp., Series M, 8.13%, due 12/29/49 †	247,253
750,000	Bank of America Corp., Series M, 8.13%, due 05/15/18 †	561,938
400,000	Bank of America Corp., 8.00%, due 12/29/49 †	288,128
400,000	Bank of America Corp., Senior Note, 5.63%, due 10/14/16	393,504
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,670,435
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49 † 144A	1,164,329
500,000	Barclays Bank Plc, 7.70%, due 04/29/49 † 144A	331,342
200,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	176,731
150,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	86,250
150,000	Bausch & Lomb, Inc., Senior Note, 9.88%, due 11/01/15 144A	112,875
60,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	54,150
675,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	701,591
1,700,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	1,866,088
25,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	15,990
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	17,850
660,000	BP Capital Markets Plc, 5.25%, due 11/07/13	689,732
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	22,184
220,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	133,100
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	204,672
5,000	Case Corp., 7.25%, due 01/15/16	3,500
220,000	Case New Holland, Inc., Senior Note, 6.00%, due 06/01/09	214,500
120,000	CCH I Holdings LLC, Senior Accreting Note, 9.92%, due 04/01/14	5,400
70,000	CCH I LLC, Senior Note, 11.00%, due 10/01/15	12,600
75,000	Centerpoint Energy, Inc., Senior Note, Series B, 7.25%, due 09/01/10	73,864
235,000	Century Aluminum Co., Senior Note, 7.50%, due 08/15/14	136,300

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12 144A	78,375
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Note, 8.38%, due 04/30/14 144A	154,000
90,000	Chemtura Corp., 6.88%, due 06/01/16	46,350
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	42,350
95,000	Chesapeake Energy Corp., Senior Note, 7.50%, due 09/15/13	82,175
205,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	162,975
125,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	98,125
110,000	CHS/Community Health Systems, Inc., Senior Note, 8.88%, due 07/15/15	101,750
100,000	CIT Group, Inc., 4.75%, due 12/15/10	88,065
500,000	CIT Group, Inc., 4.25%, due 09/22/11	425,379
200,000	Citigroup Capital XXI, 8.30%, due 12/21/57 †	154,595
1,300,000	Citigroup, Inc., 8.40%, due 04/29/49 †	860,002
100,000	Citigroup, Inc., 3.18%, due 06/28/13 †	110,407
300,000	Citigroup, Inc., 5.49%, due 01/12/12 †	355,773
490,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	482,990
1,660,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,680,345
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	545,444
720,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	822,046
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	528,382
170,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	21,250
90,000	Clear Channel Communications, Inc., 6.25%, due 03/15/11	27,450
325,000	Coca-Cola Co. (The), 5.35%, due 11/15/17	351,268
455,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	471,121
870,000	Comcast Corp., 6.50%, due 01/15/15	856,199
65,000	Comcast Corp., 7.05%, due 03/15/33	68,001
270,000	Comcast Corp., 6.50%, due 01/15/17	267,094
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	162,500
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	70,200
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	82,550
95,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	28,975
530,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	571,926
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	236,521
95,000	Constellation Brands, Inc., Senior Note, 7.25%, due 09/01/16	90,250
75,000	Constellation Brands, Inc., Senior Note, 8.38%, due 12/15/14	71,625
20,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	19,000
140,000	Constellation Brands, Inc., Senior Subordinated Note, 8.13%, due 01/15/12	133,000
165,000	Corrections Corp. of America, Senior Note, 6.25%, due 03/15/13	154,275
60,000	Corrections Corp. of America, Senior Note, 6.75%, due 01/31/14	56,250
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	199,684
1,100,000	Countrywide Home Loans, Inc., 5.63%, due 07/15/09	1,095,302
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49 †	88,797
1,275,000	Credit Suisse/New York NY, 5.00%, due 05/15/13	1,228,280
500,000	Credit Suisse/New York NY, Subordinated Note, 6.00%, due 02/15/18	459,944
55,000	Crown Americas LLC and Crown Americas Capital Corp., Guaranteed Senior Note, 7.75%, due 11/15/15	55,000
115,000	Crown Americas LLC and Crown Americas Capital Corp., Senior Note, 7.63%, due 11/15/13	114,425
78,569	CVS Caremark Corp., 6.94%, due 01/10/30 144A	49,507
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	357,695
140,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	133,700
225,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	46,125
175,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	125,125
400,000	Depfa ACS Bank, 5.13%, due 03/16/37 144A	290,559
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	491,372

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	297,173
100,000	Devon Financing Corp. ULC, 7.88%, due 09/30/31	110,415
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	26,138
730,000	Diageo Capital Plc, Guaranteed Note, 7.38%, due 01/15/14	778,451
300,000	Diageo Capital Plc, Guaranteed Note, 5.20%, due 01/30/13	295,473
235,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 8.38%, due 03/15/13	235,000
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	406,308
195,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	194,615
50,000	DR Horton, Inc., Senior Note, 5.63%, due 01/15/16	32,250
40,000	DR Horton, Inc., Senior Note, 6.50%, due 04/15/16	25,400
220,000	Dr Pepper Snapple Group, Inc., Senior Note, 6.82%, due 05/01/18 144A	217,366
30,000	DRS Technologies, Inc., Senior Note, 6.63%, due 02/01/16	30,150
500,000	Duke Energy Corp., 5.63%, due 11/30/12	509,646
145,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	100,775
40,000	Dynegy Holdings, Inc., Senior Note, 8.75%, due 02/15/12	35,400
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	13,000
140,000	Echostar DBS Corp., 6.38%, due 10/01/11	130,550
30,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	25,125
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	34,900
90,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	76,950
200,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	184,000
140,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	115,500
50,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	39,000
110,000	Edison Mission Energy, Senior Note, 7.00%, due 05/15/17	96,250
150,000	EDP Finance BV, 6.00%, due 02/02/18 144A	124,728
37,000	El Paso Corp., 7.75%, due 01/15/32	24,202
280,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	227,448
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	378,050
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	164,899
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	374,423
550,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	559,249
1,030,000	Embarq Corp., 6.74%, due 06/01/13	871,141
160,000	Energy Future Holdings Corp., Series O, 6.50%, due 11/15/24	57,406
10,000	Energy Future Holdings Corp., Senior Note, 10.88%, due 11/01/17 144A	7,150
2,630,000	Energy Future Holdings Corp., Senior Note, 11.25%, due 11/01/17 144A	1,288,700
190,000	Energy Future Holdings Corp., Senior Note, Series P, 5.55%, due 11/15/14	89,723
555,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	190,139
530,000	Evraz Group SA, 8.88%, due 04/24/13 144A	272,950
200,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	189,171
475,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	450,557
175,000	Florida Power & Light Co., 5.95%, due 02/01/38	195,634
75,000	Florida Power Corp., 6.40%, due 06/15/38	84,050
305,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	286,700
370,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	105,450
360,000	Ford Motor Credit Co., 7.38%, due 10/28/09	316,216
1,230,000	Ford Motor Credit Co., 8.00%, due 12/15/16	802,202
700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	523,248
55,000	Ford Motor Credit Co., Global Note, 7.00%, due 10/01/13	38,036
110,000	Forest Oil Corp., Senior Note, 8.00%, due 12/15/11	100,925
190,000	Foundation PA Coal Co., Guaranteed Senior Note, 7.25%, due 08/01/14	156,750
150,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.25%, due 04/01/15	127,647
790,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	648,697
35,000	Freescale Semiconductor, Inc., Senior Note, 8.88%, due 12/15/14	15,575
60,000	Frontier Communications Co., Senior Note, 7.88%, due 01/15/27	35,100
50,000	Frontier Communications Co., Senior Note, 7.13%, due 03/15/19	33,750
185,000	Frontier Oil Corp., Senior Note, 6.63%, due 10/01/11	168,350
220,000	Gaz Capital SA, 6.21%, due 11/22/16 144A	146,300

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
290,000	Gaz Capital SA for Gazprom, 6.51%, due 03/07/22 144A	174,000
860,000	General Electric Capital Corp., 6.38%, due 11/15/67 †	541,367
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,054,642
290,000	General Electric Capital Corp., (MTN), Series G, 6.15%, due 08/07/37	291,735
325,000	General Electric Co., 5.25%, due 12/06/17	324,579
100,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	99,349
1,300,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09	1,249,362
650,000	General Motors Corp., 8.38%, due 07/15/33	117,000
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23	17,000
30,000	Georgia Gulf Corp., Senior Note, 9.50%, due 10/15/14	9,150
235,000	Georgia-Pacific Corp., 8.13%, due 05/15/11	222,075
780,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	820,747
710,000	Glen Meadow Pass-Through Trust, 6.51%, due 02/12/67 † 144A	282,013
150,000	Glitnir Banki HF, 6.33%, due 07/28/11 144A	7,875
290,000	Glitnir Banki HF, 6.38%, due 09/25/12 144A	15,225
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 144A	1,648
395,000	GMAC LLC, 6.63%, due 05/15/12	304,643
1,100,000	GMAC LLC, Global Note, 7.75%, due 01/19/10	981,299
2,380,000	GMAC LLC, Global Note, 6.88%, due 09/15/11	1,928,055
195,000	GMAC LLC, Senior Note, 6.88%, due 08/28/12	147,974
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49 †	11,540
200,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	192,524
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,054,269
210,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	193,115
1,900,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	1,845,333
330,000	Goldman Sachs Group (The), Inc., Senior Note, 4.50%, due 06/15/10	325,290
60,000	Graham Packaging Co., Inc., Senior Note, 8.50%, due 10/15/12	43,050
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	10,725
45,000	Harrah’s Operating Co., Inc., Senior Note, 10.00%, due 12/15/18 144A	16,650
200,000	Harrah’s Operating Co., Inc., Senior Note, 10.75%, due 02/01/16 144A	58,000
350,000	Hartford Life Global Funding Trusts, (MTN), 2.17%, due 09/15/09 †	326,058
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49 † 144A	40,720
600,000	HBOS Plc, 5.38%, due 12/29/49 † 144A	293,194
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	97,457
7,000	HCA Inc., 6.30%, due 10/01/12	4,970
9,000	HCA, Inc., 6.25%, due 02/15/13	5,670
20,000	HCA, Inc., 5.75%, due 03/15/14	12,200
355,000	HCA, Inc., 6.50%, due 02/15/16	220,100
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	18,600
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	165,600
64,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	50,080
125,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	66,875
185,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	114,700
30,000	Hertz Corp., Senior Subordinated Note, 10.50%, due 01/01/16	13,838
600,000	Hess Corp., 6.65%, due 08/15/11	600,116
40,000	Hess Corp., 7.88%, due 10/01/29	38,495
185,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	141,525
80,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, Second Priority Secured Senior Note, 9.75%, due 11/15/14	23,200
65,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	46,800
200,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	131,000
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	424,637
200,000	HSBK Europe BV, Guaranteed Note, 9.25%, due 10/16/13 144A	147,000
270,000	Huntsman LLC, Senior Note, 11.50%, due 07/15/12	217,350
650,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22 †	362,851
248,000	ICICI Bank, Ltd., Subordinated Note, 6.38%, due 04/30/22 † 144A	130,575
230,000	Idearc, Inc., Senior Note, 8.00%, due 11/15/16	18,400

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
195,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	153,075
125,000	Innophos, Inc., Senior Subordinated Note, 8.88%, due 08/15/14	88,125
140,000	Interface, Inc., Senior Note, 10.38%, due 02/01/10	139,300
360,000	Intergas Finance BV, 6.38%, due 05/14/17 144A	210,600
480,000	Intergas Finance BV, Reg S, 6.38%, due 05/14/17 144A	288,198
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	156,750
200,000	International Business Machines Corp., 7.63%, due 10/15/18	240,268
500,000	International Lease Finance Corp., 5.75%, due 06/15/11	364,832
300,000	International Lease Finance Corp., 5.17%, due 07/13/12 †	188,591
95,000	Invista, Senior Note, 9.25%, due 05/01/12 144A	66,975
225,000	Iron Mountain, Inc., Senior Subordinated Note, 7.75%, due 01/15/15	203,063
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	40,230
172,000	Itron, Inc., Senior Subordinated Note, 7.75%, due 05/15/12	148,995
1,550,000	JPMorgan Chase & Co., 7.90%, due 04/29/49 †	1,292,740
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	973,940
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	211,109
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,419,445
300,000	JPMorgan Chase Bank NA, 2.33%, due 06/13/16 †	225,858
600,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	606,158
100,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	27,500
50,000	KAR Holdings, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	16,750
100,000	Kaupthing Bank Hf, 7.13%, due 05/19/16 144A	1,250
1,680,000	Kaupthing Bank Hf, 7.63%, due 02/28/15 144A	50,400
620,000	KazMunaiGaz Finance Sub BV, 8.38%, due 07/02/13 144A	486,700
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	544,487
1,000,000	Keycorp, 6.50%, due 05/14/13	922,736
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	28,994
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	38,925
120,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	97,313
100,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.95%, due 02/15/18	85,490
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	52,378
780,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	678,215
90,000	Koppers Holdings, Inc., Senior Note, Step-Up, 0.00%, due 11/15/14 ††	70,200
130,000	Koppers, Inc., Senior Secured Note, 9.88%, due 10/15/13	120,250
560,000	Kraft Foods, Inc., 6.50%, due 08/11/17	563,798
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	593,144
255,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	239,700
175,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	127,313
5,000	Lamar Media Corp., Senior Subordinated Note, Series B, 6.63%, due 08/15/15	3,638
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11 144A	6,525
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49	47
145,000	Lehman Brothers Holdings, Inc., 5.63%, due 01/24/13	14,500
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17	27
275,000	Lehman Brothers Holdings, Inc., (MTN), 1.00%, due 09/15/22	26,125
150,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14	15,000
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17	89
85,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	49,725
85,000	Linn Energy LLC, Senior Note, 9.88%, due 07/01/18 144A	50,150
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,731,025
150,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	105,750
90,000	Mandalay Resort Group, Senior Subordinated Note, 9.38%, due 02/15/10	66,150
115,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	73,888
135,000	Massey Energy Co., Senior Note, 6.88%, due 12/15/13	100,575
350,000	Merna Reinsurance, Ltd., Series B, 5.51%, due 07/07/10 † 144A	316,015
700,000	Merrill Lynch & Co., Inc., 4.20%, due 05/30/14 †	777,164
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	182,801

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	745,392
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	20,754
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	336,777
70,000	MetroPCS Wireless, Inc., Senior Note, 9.25%, due 11/01/14	63,000
400,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	373,052
100,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	96,000
145,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	94,250
85,000	MGM Mirage, Senior Subordinated Note, 8.38%, due 02/01/11	51,000
150,000	Midamerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	146,890
170,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	107,950
940,000	Monumental Global Funding, Ltd., (MTN), 1.22%, due 06/16/10 † 144A	827,134
140,000	Moog, Inc., Senior Subordinated Note, 6.25%, due 01/15/15	112,700
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	967,480
930,000	Morgan Stanley, 5.63%, due 01/09/12	882,522
975,000	Morgan Stanley, 4.57%, due 01/09/12 †	769,837
1,000,000	Morgan Stanley (MTN), Series F, 6.63%, due 04/01/18	878,739
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	839,845
130,000	Morgan Stanley, (MTN), 4.95%, due 10/18/16 †	89,603
85,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	83,677
1,500,000	Morgan Stanley, Senior Note, 6.00%, due 04/28/15	1,295,725
70,000	Mosaic Co. (The), Senior Note, 7.63%, due 12/01/16 144A	56,077
100,000	Mosaic Global Holdings, Inc., Senior Note, 7.38%, due 12/01/14 144A	82,093
160,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	109,600
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/16 †	69,767
190,000	Nalco Co., Senior Note, 7.75%, due 11/15/11	183,350
85,000	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	37,825
700,000	New York Community Bank, Guaranteed Note, 3.00%, due 12/16/11	719,272
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	48,238
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	29,787
110,000	Nordic Telephone Co. Holdings ApS, Senior Note, 8.88%, due 05/01/16 144A	77,550
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	62,663
85,000	Nortek, Inc., Senior Subordinated Note, 8.50%, due 09/01/14	19,975
200,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	117,000
275,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	257,813
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	37,300
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	92,250
10,000	NXP BV / NXP Funding LLC, Senior Secured Note, 7.88%, due 10/15/14	3,950
600,000	Occidental Petroleum Corp., Senior Note, 7.00%, due 11/01/13	655,540
190,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	137,750
75,000	OPTI Canada, Inc., Guaranteed Senior Note, 8.25%, due 12/15/14	40,875
70,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14	36,050
190,000	Owens Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	175,750
45,000	Oxford Industries, Inc., Senior Note, 8.88%, due 06/01/11	34,200
10,000	Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note, 7.13%, due 06/15/14	8,744
720,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	767,214
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	10,260
30,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	28,575
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	513,737
1,400,000	PepsiCo Inc/NC, Senior Note, 7.90%, due 11/01/18	1,718,972
480,000	Petrobras International Finance Co., 6.13%, due 10/06/16	470,400
150,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 6.75%, due 05/01/14 144A	96,000
25,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 7.00%, due 05/01/17 144A	15,375
110,000	PHI, Inc., Senior Note, 7.13%, due 04/15/13	67,650
90,000	Philip Morris International, Inc., 5.65%, due 05/16/18	89,380
100,000	Philip Morris International, Inc., 6.88%, due 03/17/14	105,203
35,000	Phillips-Van Heusen, Senior Note, 8.13%, due 05/01/13	29,050

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
120,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	70,200
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	28,050
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	14,400
100,000	Qwest Corp., 6.88%, due 09/15/33	60,000
45,000	Qwest Corp., 7.50%, due 10/01/14	37,575
55,000	Qwest Corp., Senior Note, 6.50%, due 06/01/17	40,975
200,000	Range Resources Corp., Senior Subordinated Note, 7.38%, due 07/15/13	175,500
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14	17,063
215,000	RBS Global, Inc./Rexnord LLC, 9.50%, due 08/01/14	161,250
310,000	Realogy Corp. Senior Subordinated Note, 12.38%, due 04/15/15	43,400
159,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	109,710
126,000	Residential Capital LLC, Senior Note, 8.50%, due 05/15/10 144A	69,930
920,000	Residential Capital LLC, Senior Note, 9.63%, due 05/15/15 144A	271,400
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49 † 144A	281,170
115,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	91,422
20,000	RH Donnelley Corp., Senior Note, Series A, 8.88%, due 10/15/17	3,100
36,000	RH Donnelley, Inc., 11.75%, due 05/15/15 144A	9,000
85,000	River Rock Entertainment Authority, Senior Note, 9.75%, due 11/01/11	70,975
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	38,324
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	54,523
440,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49 † 144A	205,975
100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43 †	39,873
310,000	Royal KPN NV, 8.00%, due 10/01/10	312,978
550,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	316,250
70,000	SemGroup, LP, Senior Note, 8.75%, due 11/15/15 144A	2,800
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	70,950
20,000	Service Corp. International/US, Senior Note, 6.75%, due 04/01/16	15,300
10,000	Service Corp. International/US, Senior Note, 7.63%, due 10/01/18	7,450
410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49 † 144A	85,818
700,000	SLM Corp., 4.75%, due 03/17/14	581,388
10,000	SLM Corp., 5.00%, due 04/15/15	6,352
75,000	SLM Corp., 5.63%, due 08/01/33	45,613
690,000	SLM Corp., 5.38%, due 05/15/14	466,158
600,000	SLM Corp., 3.68%, due 07/27/09 †	565,635
335,000	SLM Corp., (MTN), 5.00%, due 10/01/13	239,934
225,000	SLM Corp., (MTN), 3.84%, due 01/27/14 †	152,022
210,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	150,150
100,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	111,791
1,200,000	Southern Co., Senior Note, Series 2, 2.92%, due 08/20/10 †	1,160,978
50,000	Southwestern Energy Co., 7.50%, due 02/01/18 144A	44,000
1,400,000	Sovereign Bancorp, Inc., Senior Note, 2.50%, due 06/15/12	1,421,900
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	54,102
60,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	42,670
1,050,000	Sprint Nextel Corp., 6.00%, due 12/01/16	741,310
155,000	SPX Corp., Senior Note, 7.63%, due 12/15/14 144A	135,044
135,000	Station Casinos, Inc., 7.75%, due 08/15/16	26,325
90,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	18,450
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	69,500
55,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	40,425
70,000	Suburban Propane Partners, 6.88%, due 12/15/13	57,750
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	12,150
201,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	174,870
65,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	43,225
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36 †	352,955
590,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49 †	318,783

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	1,989,924
1,400,000	Swedbank AB, 3.00%, due 12/22/11 144A	1,415,610
100,000	Swift Energy Co., Senior Note, 7.63%, due 07/15/11	78,500
70,000	Targa Resources Partners, LP, Senior Note, 8.25%, due 07/01/16 144A	43,750
100,000	Targa Resources, Inc., 8.50%, due 11/01/13	54,500
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	10,658
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	208,579
520,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	396,377
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	74,979
40,000	Tenet Healthcare Corp., Senior Note, 9.88%, due 07/01/14	32,400
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	15,975
235,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	205,625
255,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	177,225
95,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	73,863
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	166,733
260,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	242,962
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	677,110
50,000	Time Warner Cable, Inc., 6.55%, due 05/01/37	48,057
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	86,927
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	242,822
230,000	Time Warner, Inc., 6.88%, due 05/01/12	221,120
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	16,600
316,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	169,859
330,000	TNK-BP Finance SA, Series R, 6.63%, due 03/20/17 144A	164,340
100,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	48,500
410,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	215,250
280,000	TNK-BP Finance SA, 7.88%, due 03/13/18 144A	141,400
100,000	TransCapitalInvest, Ltd. for OJSC AK Transneft, 8.70%, due 08/07/18 144A	64,483
110,000	Transocean, Ltd., Senior Note, 6.00%, due 03/15/18	100,360
330,000	Transocean, Ltd., Senior Note, 5.25%, due 03/15/13	306,784
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37 †	531,336
560,000	TuranAlem Finance BV, 8.25%, due 01/22/37 144A	243,600
820,000	TuranAlem Finance, Guaranteed Note, (MTN), 8.25%, due 01/22/37 144A	354,650
1,050,000	Tyco International Finance SA, 6.00%, due 11/15/13	986,244
10,000	Tyco International Finance SA, Guaranteed Note, 6.13%, due 01/15/09	9,987
80,000	Tyco International Finance SA, Guaranteed Note, 6.75%, due 02/15/11	79,557
90,000	Tyco International Finance SA, Senior Note, 6.38%, due 10/15/11	88,520
50,000	Tyco International, Ltd. / Tyco International Finance SA, 6.88%, due 01/15/21 144A	38,736
1,000,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	909,178
1,500,000	United Arab Emirates, 5.50%, due 08/02/12 144A	1,659,600
870,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	898,265
225,000	United Rentals North America, Inc., Senior Note, 6.50%, due 02/15/12	178,875
135,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	73,575
970,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	882,894
320,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	193,600
50,000	Ventas Realty LP/Ventas Capital Corp. REIT, Senior Note, 9.00%, due 05/01/12	44,750
60,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 06/01/10	57,075
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	34,425
400,000	Verizon Communications, Inc., 8.75%, due 11/01/18	470,090
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	109,795
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	282,688
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	80,615
460,000	VIP Finance Ireland, Ltd. for OJSC Vimpel Communications, Class A, 8.38%, due 04/30/13 144A	296,700
24,000	Visteon Corp., 8.25%, due 08/01/10	7,560
60,000	Visteon Corp., 12.25%, due 12/31/16 144A	14,700
105,000	Vodafone Group Plc, 7.75%, due 02/15/10	107,340

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
50,000	Vodafone Group Plc, 6.15%, due 02/27/37	49,585
1,500,000	Wachovia Bank NA, 2.33%, due 03/15/16 †	1,086,475
250,000	Wachovia Bank NA/Charlotte NC, 6.60%, due 01/15/38	272,142
360,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42 †	212,494
1,000,000	Wachovia Corp., 5.30%, due 10/15/11	965,036
125,000	Wachovia Corp., 5.50%, due 05/01/13	123,722
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	640,426
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	596,872
730,000	WellPoint, Inc., 5.88%, due 06/15/17	665,470
25,000	WellPoint, Inc., 5.95%, due 12/15/34	20,831
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	131,913
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	65,033
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,013,518
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	300,902
30,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	17,550
440,000	Weyerhaeuser Co., 6.75%, due 03/15/12	394,138
590,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	396,133
125,000	Williams Partners LP/Williams Partners Finance Corp., Senior Note, 7.50%, due 06/15/11	107,557
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	124,600
75,000	Wyeth, 6.00%, due 02/15/36	80,746
510,000	Wyeth, 5.95%, due 04/01/37	568,280
165,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	125,400
290,000	XTO Energy, Inc., Senior Note, 5.65%, due 04/01/16	266,450
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	375,844
205,000	XTO Energy, Inc., Senior Note, 6.25%, due 08/01/17	197,177
40,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	37,576
		134,794,062
	Mortgage Backed Securities — 65.8%
529,413	American Home Mortgage Assets, Series 2006-6, Class A1A, 0.66%, due 11/25/36 †	220,307
515,088	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A3, 6.09%, due 06/11/35	508,632
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	671,451
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	195,206
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45 †	171,759
228,934	Banc of America Funding Corp., Series 2005-E, Class 8A1, 4.12%, due 06/20/35 †	100,170
521,840	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.44%, due 02/25/35 †	347,537
1,104,933	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 0.57%, due 02/25/47 †	632,744
160,184	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.00%, due 07/25/34 †	112,114
158,624	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32 †	158,106
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	52,000
610,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, 5.46%, due 03/11/39 †	522,306
425,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PWR11, Class AJ, 5.46%, due 03/11/39 †	133,671
2,163,014	Bear Stearns Structured Products, Inc., Series 2007-R11, Class A1A,, 1.07%, due 09/27/37 † 144A	2,103,493

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
515,287	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35 †	372,845
30,053	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 0.92%, due 09/25/34 †	21,457
449,604	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	396,262
161,132	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.80%, due 11/20/35 †	80,914
139,334	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.73%, due 12/25/35 †	59,653
93,013	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 0.74%, due 11/25/35 †	44,931
669,337	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.70%, due 03/20/47 †	275,269
366,400	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.56%, due 11/25/36 †	319,590
671,581	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 0.57%, due 01/25/37 †	601,712
450,996	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A1A, 0.56%, due 11/25/36 †	424,393
668,812	Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1, 0.72%, due 06/25/37 †	254,051
290,792	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 0.74%, due 02/25/35 †	146,912
129,355	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.76%, due 04/25/35 †	63,660
121,427	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.77%, due 05/25/35 †	56,731
602,202	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	410,549
156,266	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 0.87%, due 09/25/35 † 144A	120,160
40,322	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 0.56%, due 04/25/36 †	39,846
355,978	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	209,990
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	288,579
1,000,000	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38 †	821,176
584,353	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 0.67%, due 02/25/47 †	238,099
315,937	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31 †	315,274
208,128	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32 †	207,684
555,848	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	555,056
72,564	FHLMC, 5.50%, due 10/01/35	74,381
337,884	FHLMC, 5.00%, due 05/01/36	345,764
94,368	FHLMC, 4.50%, due 05/01/36	95,826
804,319	FHLMC, 4.50%, due 04/01/35	816,614
1,116,669	FHLMC, 5.50%, due 12/01/36	1,144,459
62,615	FHLMC, 5.50%, due 05/01/35	64,183
987,242	FHLMC, 5.50%, due 08/01/38	1,011,657
990,864	FHLMC, 6.00%, due 09/01/38	1,021,871
699,039	FHLMC Gold Pool, 6.00%, due 08/01/38	720,914

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
4,100,000	FHLMC Gold Pool, 5.00%, due 02/01/35	4,190,327
15,300,000	FHLMC Gold Pool, 5.50%, due 08/01/35	15,660,988
1,300,000	FHLMC Gold Pool, 6.00%, due 01/01/36	1,339,203
902,639	FHLMC Gold Pool, 6.00%, due 10/01/37	930,975
539,836	FHLMC Gold Pool, 5.50%, due 11/01/35	553,355
1,200,000	FHLMC Gold Pool, 4.50%, due 10/01/18	1,227,000
1,100,000	FHLMC Gold Pool, 5.00%, due 02/01/19	1,129,047
1,870,418	FHLMC Gold Pool, 5.50%, due 12/01/37	1,916,966
3,468,342	FHLMC Gold Pool, 5.50%, due 12/01/37	3,554,461
5,277,675	FHLMC Gold Pool, 6.00%, due 12/01/37	5,443,355
3,144,183	FHLMC Gold Pool, 5.50%, due 04/01/38	3,222,253
1,089,567	FHLMC Gold Pool, 5.00%, due 06/01/38	1,114,810
162,080	FHLMC Non Gold Pool, 5.93%, due 05/01/37 †	166,605
223,391	FHLMC Non Gold Pool, 6.45%, due 09/01/36 †	229,437
1,304,232	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.00%, due 07/25/44 †	1,177,991
725,329	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.84%, due 02/25/37 †	218,319
57,955	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	57,737
13,900,000	FNMA, 5.50%, due 06/01/35	14,248,920
700,000	FNMA, 5.00%, due 11/01/33	716,655
484,640	FNMA, 5.50%, due 02/01/35	498,064
1,283,887	FNMA, 5.00%, due 05/01/35	1,312,829
1,094,575	FNMA, 5.00%, due 06/01/35	1,119,933
78,467	FNMA, 7.50%, due 11/01/37	82,388
960,499	FNMA, 5.50%, due 10/01/35	986,503
35,800,000	FNMA, 5.00%, due 12/01/34	36,555,165
7,300,000	FNMA, 5.50%, due 01/01/20	7,517,861
4,400,000	FNMA, 6.50%, due 01/01/35	4,569,814
8,900,000	FNMA, 5.50%, due 06/01/35	8,987,612
636,416	FNMA, 5.00%, due 07/01/35	650,762
124,317	FNMA, 5.00%, due 07/01/35	127,119
40,810	FNMA, 5.00%, due 12/01/35	41,730
663,975	FNMA, 5.00%, due 09/01/35	678,943
134,531	FNMA, 6.00%, due 11/01/21	139,785
1,427,768	FNMA, 5.00%, due 12/01/35	1,459,954
155,180	FNMA, 5.00%, due 12/01/35	158,678
284,616	FNMA, 5.50%, due 03/01/21	293,685
811,657	FNMA, 5.50%, due 04/01/36	833,124
56,951	FNMA, 6.50%, due 04/01/36	59,229
1,065,705	FNMA, 5.50%, due 03/01/36	1,093,891
767,967	FNMA, 6.00%, due 09/01/36	791,639
101,211	FNMA, 6.00%, due 09/01/36	104,331
1,454,763	FNMA, 6.00%, due 05/01/36	1,499,604
144,248	FNMA, 6.00%, due 08/01/36	148,694
889,900	FNMA, 5.50%, due 08/01/37	913,437
528,801	FNMA, 6.00%, due 08/01/36	545,101
749,195	FNMA, 6.00%, due 11/01/36	772,288
86,269	FNMA, 6.00%, due 09/01/36	88,928
302,390	FNMA, 6.00%, due 01/01/37	311,711
223,674	FNMA, 6.00%, due 08/01/37	230,556
2,693,320	FNMA, 6.00%, due 08/01/37	2,776,187
506,932	FNMA, 6.50%, due 10/01/37	527,181
86,238	FNMA, 5.50%, due 12/01/32	88,721
5,063,450	FNMA, 5.50%, due 01/01/37	5,197,372
233,045	FNMA, 5.50%, due 04/01/36	234,315

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
881,203	FNMA, 5.50%, due 07/01/33	905,612
48,661	FNMA, 5.50%, due 05/25/27	49,439
210,076	FNMA, 6.00%, due 02/01/34	216,978
240,881	FNMA, 6.00%, due 08/01/34	248,795
51,312	FNMA, 5.50%, due 09/01/19	53,035
397,923	FNMA, 5.50%, due 10/01/18	411,784
651,088	FNMA, 5.50%, due 06/01/20	673,769
66,419	FNMA, 6.00%, due 10/01/35	68,477
7,107,523	FNMA, 5.00%, due 03/01/36	7,267,745
651,500	FNMA, 5.50%, due 06/01/20	674,195
448,158	FNMA, 5.50%, due 12/01/18	463,770
2,100,000	FNMA, 5.00%, due 07/01/19	2,155,453
570,786	FNMA, 6.00%, due 10/01/37	588,347
596,318	FNMA, 5.00%, due 12/01/36	609,668
95,068	FNMA, 6.00%, due 07/01/38	97,984
989,137	FNMA, 5.00%, due 05/01/38	1,011,125
497,635	FNMA, 5.00%, due 07/01/38	508,697
1,368,253	FNMA, 5.00%, due 04/01/38	1,398,670
1,972,528	FNMA, 5.50%, due 06/01/38	2,024,391
994,229	FNMA, 5.00%, due 04/01/38	1,016,330
3,000,000	FNMA, 4.00%, due 11/01/18	3,031,875
500,000	FNMA, 4.00%, due 12/01/33	501,953
200,000	FNMA, 4.50%, due 07/01/34	202,750
4,100,000	FNMA, 4.50%, due 07/01/34	4,138,437
1,443,432	FNMA, 5.00%, due 06/01/35	1,476,873
4,042,453	FNMA, 5.00%, due 02/01/36	4,133,581
782,393	FNMA, 5.00%, due 08/01/35	800,030
23,926	FNMA, 5.00%, due 09/01/35	24,466
390,393	FNMA, 7.00%, due 04/01/37	411,189
460,001	FNMA, 5.50%, due 02/01/36	472,167
72,056	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	72,520
3,100,000	FNMA TBA, 6.00%, due 02/01/36	3,191,546
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	678,091
389,409	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33 †	389,586
133,515	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33 †	133,346
138,030	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	136,747
2,000,000	GNMA, 6.50%, due 06/01/34	2,079,688
1,000,000	GNMA, 6.50%, due 09/01/36	1,038,440
825,862	GNMA, 6.50%, due 08/15/34	865,533
43,050	GNMA, 5.00%, due 12/15/34	44,305
1,094,683	GNMA, 5.50%, due 02/15/35	1,130,512
245,817	GNMA, 5.00%, due 04/15/35	252,832
257,416	GNMA, 5.00%, due 11/15/35	264,762
292,751	GNMA, 5.00%, due 04/15/35	301,106
475,907	GNMA, 5.00%, due 08/15/33	490,084
378,566	GNMA, 5.00%, due 05/15/34	389,606
298,410	GNMA, 5.00%, due 09/15/35	306,926
495,439	GNMA, 5.00%, due 06/15/35	509,579
366,077	GNMA, 5.00%, due 09/15/35	376,524
186,234	GNMA, 5.00%, due 12/15/35	191,549
237,792	GNMA, 6.50%, due 10/15/32	250,816
42,892	GNMA, 6.50%, due 10/15/37	44,687
99,658	GNMA, 6.50%, due 05/15/38	103,831

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
15,740	GNMA, 6.50%, due 09/15/37	16,399
1,500,000	GNMA Pool I, 6.00%, due 08/01/36	1,542,421
26,000,000	GNMA Pool I, 6.00%, due 08/01/36	26,824,694
500,000	GNMA Pool I, 5.50%, due 04/01/36	512,735
3,500,000	GNMA Pool I, 5.00%, due 07/01/35	3,588,046
99,557	GNMA Pool I, 7.50%, due 03/15/17	105,718
1,100,000	GNMA Pool II, 6.50%, due 09/01/36	1,138,502
1,300,000	GNMA Pool II, 6.00%, due 12/01/36	1,333,315
370,196	GNMA TBA, 6.50%, due 09/15/37	385,695
921,137	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 0.55%, due 03/25/37 †	466,102
1,642,741	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.60%, due 04/25/47 †	990,348
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	182,546
267,863	GSAA Trust, Series 2006-5, Class 2A1, 0.54%, due 03/25/36 †	228,040
150,944	GSAA Trust, Series 2006-9, Class A1, 0.52%, due 06/25/36 †	140,426
416,089	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.85%, due 06/25/34 †	284,302
564,494	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.24%, due 11/25/35 †	420,994
715,697	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 0.66%, due 08/25/46 †	348,484
95,837	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.89%, due 11/19/35 †	43,832
125,623	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.85%, due 06/20/35 †	60,359
1,647,688	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.76%, due 11/19/46 †	657,738
551,783	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.79%, due 11/19/36 †	238,175
1,834,715	Harborview Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.78%, due 05/19/47 †	720,197
1,668,654	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.80%, due 06/25/37 †	704,826
912,312	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 0.79%, due 03/25/36 †	424,781
360,491	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.18%, due 11/25/37 †	245,387
562,933	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35 †	270,755
1,338,387	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.94%, due 08/25/37 †	799,087
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	165,574
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	165,185
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42 †	237,458
1,070,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43 †	826,647
600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.80%, due 06/15/49 †	460,485
211,885	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, due 07/25/36	156,887
148,596	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, due 03/25/22	101,441
37,339	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25 †	37,521
921,499	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	921,564
1,084,344	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A, 4.48%, due 10/15/29	954,350
2,400,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	1,946,376

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	299,255
475,000	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, due 04/15/41 †	352,966
98,977	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.77%, due 11/25/35 †	44,666
198,189	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35 †	56,827
422,118	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46 †	172,430
1,367,210	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37 †	1,110,762
306,750	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.84%, due 01/25/36 †	245,180
1,916,133	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.67%, due 05/25/47 †	743,032
731,613	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 5.65%, due 11/25/35 † 144A	394,730
219,501	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.82%, due 05/25/35 † 144A	146,536
136,233	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.74%, due 04/25/35 †	53,660
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.24%, due 11/12/37 †	430,714
430,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.66%, due 05/12/39 †	351,511
658,736	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33 †	656,426
1,695,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, due 12/15/43	1,280,299
215,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.63%, due 04/12/49 †	162,417
192,362	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	191,566
701,299	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	691,039
670,062	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.66%, due 09/25/46 †	278,866
696,434	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	537,521
329,698	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	255,627
1,883,800	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,178,606
1,456,992	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	915,389
147,581	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.87%, due 10/25/45 †	68,178
915,171	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 0.56%, due 10/25/46 †	710,652
518,300	Residential Asset Mortgage Products, Inc., Series 2007-RZ1, Class A1, 0.54%, due 02/25/37 †	454,539
555,990	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.82%, due 10/25/18 †	452,307
532,008	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09 †	531,139
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	695,298
272,641	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	266,600
878,604	Thornburg Mortgage Securities Trust, Series 2006-3, Class A2, 0.58%, due 06/25/36 †	798,923
954,888	Thornburg Mortgage Securities Trust, Series 2006-3, Class A3, 0.58%, due 06/25/36 †	934,393
622,170	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.21%, due 09/25/37 †	442,163
593,877	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.20%, due 09/25/37 †	456,354
714,937	TIAA Retail Commercial Trust, Series 2001-C1, Class A4, 6.68%, due 06/19/31 † 144A	710,201
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, 5.74%, due 05/15/43 †	679,412

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
1,217,537	WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 5.65%, due 03/25/37 †	611,180
183,289	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.76%, due 10/25/45 †	100,495
170,414	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.73%, due 11/25/45 †	83,885
170,414	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.75%, due 11/25/45 †	83,981
420,294	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.74%, due 12/25/45 †	198,340
210,147	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.76%, due 12/25/45 †	97,814
264,009	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.74%, due 12/25/45 †	120,953
330,011	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.76%, due 12/25/45 †	152,757
467,024	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.63%, due 11/25/36 †	247,293
1,179,392	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.61%, due 12/25/36 †	683,248
516,652	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.93%, due 09/25/36 †	299,418
1,300,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.78%, due 04/25/36 †	747,066
479,335	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 0.60%, due 08/25/36 †	454,613
		275,204,316
	Municipal Obligations — 0.8%
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	615,756
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	615,756
195,000	Ohio Housing Finance Agency/OH, 6.04%, due 09/01/17	192,391
2,100,000	State of Illinois, 4.50%, due 06/24/09	2,118,291
		3,542,194
	Sovereign Debt Obligations — 0.3%
200,544	Canadian Government, 4.00%, due 12/01/31	215,499
60,000	Mexico Government International Bond, 7.50%, due 04/08/33	68,850
7,880	Russian Federation, Reg S, 7.50%, due 03/31/30 †† 144A	6,952
692,000	United Mexican States, 6.75%, due 09/27/34	733,520
95,000	United Mexican States, 5.63%, due 01/15/17	95,475
		1,120,296
	U.S. Government and Agency Obligations — 5.5%
290,000	Federal Home Loan Bank, 3.63%, due 09/16/11	307,050
800,000	Federal Home Loan Bank, 5.63%, due 06/11/21	923,924
205,000	Federal Home Loan Bank, 5.63%, due 06/13/16	215,585
430,000	Federal Home Loan Bank, 5.50%, due 08/13/14	496,405
240,000	Federal Home Loan Mortgage Corp., 5.63%, due 11/23/35	250,150
510,000	Federal Home Loan Mortgage Corp., 5.88%, due 03/21/11	538,773
410,000	Federal Home Loan Mortgage Corp., 5.00%, due 12/14/18	425,804
393,977	FHLMC, 5.31%, due 08/01/38 †	401,080
1,818,336	FHLMC, 5.67%, due 02/01/37 †	1,855,604
672,394	FHLMC, 5.54%, due 04/01/36 †	686,480
1,349,370	FHLMC, 6.09%, due 09/01/37 †	1,381,529
402,543	FNMA, 4.19%, due 12/01/34 †	392,918
326,743	FNMA, 5.01%, due 09/01/35 †	329,289
813,295	FNMA, 5.82%, due 06/01/36 †	826,372
2,196,928	FNMA, 5.85%, due 08/01/37 †	2,283,110
395,202	FNMA, 5.28%, due 09/01/38 †	401,769
250,000	FNMA, 5.25%, due 08/01/12	263,720
225,599	U.S. Treasury Bond, 2.38%, due 01/15/27	226,709
2,143,136	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28	2,553,849
1,449,624	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,790,852
1,566,215	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16	1,554,346

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
1,861,416	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	1,720,356
1,181,113	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26	1,112,923
2,110,000	U.S. Treasury Note, 1.25%, due 12/31/13	2,105,879
		23,044,476
	TOTAL DEBT OBLIGATIONS (COST $506,073,669)	458,832,954

Shares
	PREFERRED STOCKS — 0.4%

	Banks — 0.4%
1,600	Bank of America Corp.	1,040,000
600	Wells Fargo & Co.	450,000
		1,490,000

	Sovereign — 0.0%
29,425	FHLMC†	13,020
21,375	FNMA†	18,436
700	FNMA†	722
		32,178
	TOTAL PREFERRED STOCKS (COST $2,737,922)	1,522,178

Par Value ($)
	SHORT-TERM INVESTMENTS — 15.3%

	U.S. Government and Agency Obligations — 0.2%
697,000	FNMA, 2.35%, due 05/18/09 ‡	696,072

	Repurchase Agreements — 11.9%
8,400,000	JPMorgan Chase Bank N.A. (Dated 12/31/2008. Collateralized by FHMLC, with a rate of 4.500% with a maturity of 01/15/2013, valued at $8,348,445. Repurchase proceeds are $8,400,014), 0.03%, due 01/02/09	8,400,000
20,500,000	JPMorgan Chase Bank N.A. (Dated 12/31/2008. Collateralized by FHMLC, with a rate of 6.875% with a maturity of 09/15/2010, valued at $20,502,310. Repurchase proceeds are $20,500,256), 0.09%, due 01/05/09	20,500,000
21,000,000	JPMorgan Chase Bank N.A. (Dated 12/31/2008. Collateralized by FHMLC, with a rate of 5.500% with a maturity of 07/01/2036, valued at $21,786,972. Repurchase proceeds are $21,001,400), 0.48%, due 01/05/09	21,000,000
	TOTAL REPURCHASE AGREEMENTS (COST $49,900,000)	49,900,000

	Bank Deposits — 3.2%
13,269,668	Euro Time Deposit, 0.01%, due 01/02/09	13,269,668
	TOTAL SHORT-TERM INVESTMENTS (COST $63,865,740)	63,865,740

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 125.3% (Cost $572,677,331)	524,220,872

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	TBA SALE COMMITMENTS — (5.7)%

	TBA Sale Commitments — (5.7)%
(3,000,000)	FHLMC Gold Pool, 6.00%, due 01/01/36	(3,090,468)
(2,300,000)	FNMA, 5.50%, due 01/01/20	(2,368,641)
(2,400,000)	FNMA, 5.50%, due 06/01/35	(2,459,626)
(1,500,000)	FNMA, 5.50%, due 06/01/35	(1,533,047)
(1,100,000)	FNMA, 6.00%, due 02/01/36	(1,132,484)
(8,900,000)	FNMA, 5.50%, due 06/01/35	(8,987,612)
(2,800,000)	FNMA, 5.00%, due 12/01/34	(2,859,063)
(100,000)	GNMA, 5.50%, due 04/01/36	(102,984)
(1,100,000)	GNMA II, 6.50%, due 09/01/36	(1,142,284)
		(23,676,209)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $23,596,758)	(23,676,209)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 119.6% (Cost $549,080,573)	500,544,663
	Other Assets and Liabilities (net) — (19.6)%	(82,147,139)
	NET ASSETS — 100.0%	$418,397,524

Notes to Schedule of Investments:

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
MTN – Medium Term Note
PIK – Payment In Kind
REIT – Real Estate Investment Trust
TBA – To Be Announced
†	Floating rate note. Rate shown is as of December 31, 2008.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.
‡	Zero coupon bond.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.  This securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these amounted to $28,740,440 or 6.9% of net assets.

See accompanying notes to the Schedule of Investments.

A summary of outstanding financial instruments at December 31, 2008 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
5/06/09	RUB	9,760,000	$283,901	$(7,442)

Sales
1/13/09	EUR	305,000	$423,812	$(37,896)
1/13/09	EUR	1,309,000	1,818,918	(163,209)
1/13/09	GBP	247,000	355,045	23,362
2/03/09	CAD	287,932	233,121	(1,807)
5/06/09	RUB	2,676,750	77,862	5,138
5/06/09	RUB	1,799,490	52,344	4,656
5/06/09	RUB	5,283,760	153,695	7,732
				$(162,024)

Currency Abbreviations
CAD – Canadian Dollar
EUR – Euro
GBP – British Pound Sterling
RUB – Russian Ruble

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
38	Eurodollar	September 2009	$9,380,775	$81,000
513	U.S. Treasury Note 5 Yr.	March 2009	61,075,055	1,150,652
11	Euro-Bobl	March 2009	1,776,914	14,920
43	U.S. Treasury Note 2 Yr.	March 2009	9,376,688	96,706
15	Euro-Bund	March 2009	2,603,006	8,285
14	U.S. Treasury Note 10 Yr.	March 2009	1,760,500	28,484
50	U.S. Long Bond	March 2009	6,902,344	303,750
33	GBP 90 Day	March 2009	5,826,043	172,980
96	Eurodollar	March 2009	23,745,600	469,963
39	Euro 90 Day	June 2009	9,639,825	145,763
33	GBP 90 Day	December 2009	5,805,286	130,903
82	Euro 90 Day	March 2010	20,186,350	499,988
61	GBP 90 Day	September 2009	10,771,545	360,085
				$3,463,479

Sales
254	U.S. Treasury Note 10 Yr.	March 2009	$31,940,500	$(1,803,331)

See accompanying notes to the Schedule of Investments.

Written Options

Type of Contract	Number of Contracts	Premium Received	Value at December 31, 2008
CALL - EURO 1 YEAR MID - CURVE FUTURES Strike @ 97.750 Expires 03/16/2009	10	(11,455)	(30,125)
CALL - EURODOLLAR FUTURES Strike @ 98.000 Expires 03/16/2009	11	(9,163)	(26,400)
CALL - EURODOLLAR FUTURES Strike @ 97.500 Expires 03/16/2009	16	(5,245)	(58,000)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 116.000 Expires 02/20/2009	5	(6,118)	(50,235)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 118.000 Expires 02/20/2009	30	(27,053)	(246,094)
CALL - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 120.000 Expires 02/20/2009	16	(13,428)	(103,000)
PUT - EURODOLLAR FUTURES Strike @ 98.000 Expires 03/16/2009	8	(3,864)	(450)
PUT - EURODOLLAR FUTURES Strike @ 97.250 Expires 06/15/2009	16	(12,128)	(1,000)
PUT - EURODOLLAR FUTURES Strike @ 96.750 Expires 06/15/2009	28	(23,661)	(1,050)
PUT - REPUBLIC OF GERMANY BOND 10-YEAR FUTURES Strike @ 122.000 Expires 01/23/2009	21	(33,643)	(22,769)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 108.000 Expires 02/20/2009	16	(9,928)	(1,500)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 122.000 Expires 02/20/2009	34	(71,285)	(36,656)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 130.000 Expires 02/20/2009	6	(22,567)	(9,094)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 126.000 Expires 02/20/2009	11	(16,794)	(27,156)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 114.000 Expires 02/20/2009	7	(12,015)	(1,531)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 115.000 Expires 02/20/2009	21	(30,812)	(5,250)
PUT - U.S. TREASURY BOND 10-YEAR FUTURES Strike @ 118.000 Expires 02/20/2009	19	(16,539)	(8,906)

TOTAL		$(325,698)	$(629,216)

See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments

December 31, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	109.6
Short-Term Investments	15.3
Preferred Stocks	0.4
TBA Sale Commitments	(5.7)
Other Assets and Liabilities (net)	(19.6)
100.0%

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of total net assets)

December 31, 2008 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.3%

	Asset Backed Securities — 13.8%
275,000	AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A3A, 5.49%, due 07/06/12	259,017
153,348	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 0.52%, due 10/25/36 †	147,868
575,000	Equity One ABS, Inc., Series 2004-2, Class M1, 5.19%, due 07/25/34 ††	443,235
377,229	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FC, Class A2A, 0.62%, due 06/25/27 †	128,888
142,859	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	137,680
400,000	Household Automotive Trust, Series 2005-3, Class A4, 4.94%, due 11/19/12	365,667
465,000	Household Automotive Trust, Series 2006-1, Class A4, 5.52%, due 03/18/13	407,051
157,416	Hyundai Auto Receivables Trust, Series 2005-A, Class B, 4.20%, due 02/15/12	150,469
575,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A3, 4.93%, due 12/17/12	531,953
201,171	Long Beach Auto Receivables Trust, Series 2006-B, Class A3, 5.17%, due 08/15/11	196,669
149,027	Residential Asset Mortgage Products, Inc., Series 2004-RZ2, Class AI4, 5.35%, due 02/25/33 †	73,059
21,691	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	21,553
152,265	Residential Funding Mortgage Securities II, Inc., Series 2006-HSA1, Class A1, 0.58%, due 02/25/36 †	127,606
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36 144A	8
186,623	Triad Auto Receivables Owner Trust, Series 2005-A, Class A4, 4.22%, due 06/12/12	168,547
475,000	UPFC Auto Receivables Trust, Series 2007-A, Class A3, 5.53%, due 07/15/13	395,047
500,000	Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class A3A, 5.29%, due 04/20/12	477,970
480,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4, 5.38%, due 03/20/13	434,008
360,000	WFS Financial Owner Trust, Series 2005-3, Class D, 4.76%, due 05/17/13	233,125
		4,699,420
	Corporate Debt — 18.2%
500,000	Cisco Systems, Inc., 5.25%, due 02/22/11	519,327
560,000	Comcast Cable Communications LLC, 6.88%, due 06/15/09	562,685
1,184,000	CVS Caremark Corp., Senior Note, 2.50%, due 06/01/10 †	1,089,857
215,000	CVS/Caremark Corp., 6.30%, due 06/01/37 †	109,721
310,000	Deutsche Bank AG/London, 5.00%, due 10/12/10	313,533
65,000	Enterprise Products Operating, LLC, Senior Note, 7.50%, due 02/01/11	63,872
250,000	Erac USA Finance Co., 5.80%, due 10/15/12 144A	209,301
635,000	Fondo Latinoamericano, 2.35%, due 02/15/11 † 144A	636,594
1,280,000	JPMorgan Chase & Co., 4.85%, due 06/16/11	1,277,837
380,000	Oil Insurance, Ltd., 7.56%, due 12/29/49 † 144A	143,230
290,000	Pacificorp, 6.90%, due 11/15/11	304,703
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	90,536
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	79,032
65,000	Woori Bank, 6.13%, due 05/03/16 † 144A	46,820
600,000	Xerox Corp., Senior Note, 7.13%, due 06/15/10	563,358
203,000	Xstrata Finance Canada, 5.50%, due 11/16/11 144A	158,713
		6,169,119
	Mortgage Backed Securities — 19.4%
7,391	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	7,365
80,153	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35 ††	66,667

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
66,522	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36 †	42,286
118,238	Bear Stearns Alt-A Trust, Series 2004-9, Class 6A1, 5.58%, due 09/25/34 †	54,389
38,655	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	37,555
24,099	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	23,725
16,506	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	15,622
140,850	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class IA2, 5.52%, due 03/25/36 †	76,017
404,695	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR7, Class 1A4A, 5.77%, due 11/25/36 †	259,305
21,626	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	21,219
32,984	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	28,927
206,167	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 1A1, 6.00%, due 04/25/36	186,553
109,141	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, 5.89%, due 02/25/37 ††	100,437
37,186	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36 †	24,931
288,599	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A, 6.01%, due 10/25/36 †	231,236
337,505	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32 †	336,785
99,728	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	100,150
86,608	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	87,085
155,093	FHLMC, Series 2706, Class EM, 4.50%, due 09/15/20	157,350
144,856	FHLMC, Series 2759, Class YJ, 3.75%, due 10/15/24	144,965
205,040	FHLMC, Series 2861, Class HR, 4.00%, due 08/15/23	205,396
197,208	FHLMC, Series 2893, Class PA, 4.00%, due 04/15/25	197,615
66,588	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	67,016
271,993	FHLMC, Series 3144, Class PA, 5.50%, due 11/15/25	277,491
94,086	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	95,947
29,540	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	29,486
353,354	First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1, 5.83%, due 05/25/37 †	194,966
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31 †	199,257
289,380	FNMA, 7.00%, due 04/01/38	303,430
59,553	FNMA, 6.50%, due 02/01/22	62,444
360,827	Indymac INDA Mortgage Loan Trust, Series 2007-AR3, Class 1A1, 5.92%, due 06/25/37 †	197,521
217,011	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 3A1, 5.77%, due 01/25/37 †	141,808
13,997	JP Morgan Mortgage Trust, Series 2004-S2, Class 2A7, 5.25%, due 11/25/34	13,208
261,799	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A2, 5.17%, due 07/25/35 †	250,080
155,000	JP Morgan Mortgage Trust, Series 2005-A5, Class 2A2, 5.13%, due 08/25/35 †	84,923
155,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7, 4.95%, due 11/25/35 †	79,724
211,692	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 5.82%, due 08/25/36 †	134,958
377,473	JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.78%, due 07/25/35 †	260,529
371,990	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1, 5.44%, due 06/25/37 †	246,465
270,016	MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 2A1, 5.88%, due 01/25/34 †	217,882
411,880	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 5A2, 5.42%, due 06/25/36 †	329,551
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 5.00%, due 06/20/31 144A	62,589
245,719	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	174,346

See accompanying notes to the Schedule of Investments.

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
17,802	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	17,357
49,414	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	34,585
112,312	Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 5.81%, due 02/20/47 †	61,856
431,343	Sequoia Mortgage Trust, Series 2007-1, Class 4A1, 5.78%, due 04/20/47 †	281,923
58,354	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35 †	49,784
16,594	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	16,458
330,000	Washington Mutual, Inc., Series 2005-AR16, Class 1A3, 5.10%, due 12/25/35 †	176,412
16,157	Wells Fargo Mortgage Backed Securities Trust, Series 2003-A, Class A5, 6.03%, due 02/25/33 †	13,307
25,319	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	23,481
171,905	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.33%, due 10/25/36 †	106,128
		6,610,492
	Municipal Obligations — 0.8%
95,000	Douglas County, OR, School District No. 12, 5.05%, due 06/15/12	96,912
160,000	Puyallup, WA, 5.25%, due 12/01/11	161,203
		258,115
	U.S. Government and Agency Obligations — 46.1%
655,000	U.S. Treasury Note, 1.50%, due 12/31/13	653,721
3,890,000	U.S. Treasury Note, 0.88%, due 12/31/10	3,899,729
3,625,000	U.S. Treasury Note, 4.75%, due 05/31/12	4,058,586
6,429,000	U.S. Treasury Note, 4.88%, due 04/30/11	7,050,305
		15,662,341
	TOTAL DEBT OBLIGATIONS (COST $36,558,652)	33,399,487

	SHORT-TERM INVESTMENTS — 1.3%

	Bank Deposits — 1.3%
439,903	Euro Time Deposit, 0.01%, due 01/02/09	439,903
	TOTAL SHORT-TERM INVESTMENTS (COST $439,903)	439,903

	TOTAL INVESTMENTS — 99.6% (Cost $36,998,555)	33,839,390
	Other Assets and Liabilities (net) — 0.4%	144,570
	NET ASSETS — 100.0%	$33,983,960

Notes to Schedule of Investments:

MTN – Medium Term Note
†	Floating rate note. Rate shown is as of December 31, 2008.

See accompanying notes to the Schedule of Investments.

††

Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. 144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transasctions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,257,255 or 3.7% of net assets.

See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments

December 31, 2008 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	98.3
Short-Term Investments	1.3
Other Assets and Liabilities (net)	0.4
100.0%

See accompanying notes to the Schedule of Investments.

MGI Funds

Notes to Schedule Investments

December 31, 2008  (Unaudited)

1.                                      Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”), collectively referred to as “the Funds”.   The Trust is a Delaware statutory trust, established on March 11, 2005.  The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Funds’ investment adviser is Mercer Global Investments, Inc. (the “Advisor”).  The Advisor manages each Fund using a “manager of managers” approach by selecting one or more sub advisors to manage each Fund.

The Funds’ are classified as “non-diversified” for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.  Because of this, the gains and losses on a single issuer may have a greater impact on a Fund’s net asset value.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

There can be no guarantee that a Fund will achieve its investment objective.  Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3.  The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes.  As of December 31, 2008, only Class Y-3 had commenced operations in each of the Funds.

2.                                      Significant Accounting Policies

The following are significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America, herein after referred to as Generally Accepted Accounting Principles (“GAAP”).  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading.  In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market.  Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).  Investments in investment companies are valued at their net asset value.

The Board has delegated its responsibility of valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities.  With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable sub advisor) do not otherwise accurately reflect the fair value of the security, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.  In that regard, at December 31, 2008, substantially all foreign equity securities held by the Non-US Core Equity Fund were fair valued using valuations provided by an independent valuation service.  Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from a recognized dealer or dealers in those securities.  It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.  The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures.  There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its net asset value (“NAV”) per share.

During the period, the U.S. markets continue to encounter a substantial reduction in liquidity for certain mortgage and credit fixed-income products.  Continued low levels of liquidity in this market may further increase the volatility of pricing and the chance of such securities being disposed of by a Fund at a price that deviates from its recorded value.  This may result in a Fund incurring greater losses on the sale of some portfolio investments than under more stable market conditions.  Such losses may adversely impact a Fund’s performance.

The value of asset-backed and collateralized mortgage securities held by the MGI Core Opportunistic Fixed Income Fund and the MGI US Short Maturity Fixed Income Fund was $296,895,935 and $11,309,912, representing 71.0% and 33.3%, respectively.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. This Statement defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds’ investments carried at fair value:

	Valuation Inputs
	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Large Cap Growth	$322,490,241		$5,362,732		$—	$327,852,973
Large Cap Value	326,389,222		5,941,618		—	332,330,840
Small/Mid Cap Growth	132,170,564		4,386,940		—	136,557,504
Small/Mid Cap Value	136,457,608		1,549,900		—	138,007,508
Non-US Core	36,440,855	*	497,957,457	***	—	516,398,312
Core Opportunistic	18,886,566	**	482,519,563		—	501,406,129
Short Maturity	15,662,341		18,177,049		—	33,839,390

*	Includes futures and forward currency contracts.
**	Includes futures, forward currency and written option contracts.
***	Substantially all foreign equity securities held by the Non-US Core Equity Fund were fair valued using valuations provided by an independent valuation service.

(b) Security transactions and related investment income

Security transactions are accounted for on trade date.  Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later.  Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts.  Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected.  Non-cash dividends, if any, are recorded at the fair market value of the securities received.  Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal.  Additionally, any increase in the principal or face amount of these securities is recorded as interest income.  Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds.  A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities.  When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets.  Cash equivalent holdings may be in any currency.  When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Security lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided:  (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.  Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities.  A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended the securities lending program due to the current economic environment and credit market. As of December 31, 2008, no fund had securities on loan. The Advisor will determine if or when it becomes appropriate to reinstate the program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer who simultaneously agree to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.   See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of December 31, 2008.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest.  A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved.  In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price.  When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement.  In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations.  At December 31, 2008, the Funds did not have any open reverse repurchase agreements.

(g) Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments.  A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.  Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  If an advisor or a subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used.  Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk.  If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.  Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty.  The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement.  A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments.  Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction.  There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies.  A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract.  However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount.  The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Fund will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of Assets and Liabilities.  Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of Operations.  Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.  At December 31, 2008, the Funds had no open swap contracts.

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date.  A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.  Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency.  A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future date.  When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.”  This amount is maintained by the futures commission merchant in a segregated account at the custodian bank.  Futures contracts are marked to market daily and the change in value is recorded by the Fund as a variation margin payable or receivable.  The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur.  Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedule of Investments for a listing of open futures contracts as of December 31, 2008.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index.  Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of December 31, 2008.

A summary of open written option contracts for the Core Opportunistic Fund at December 31, 2008, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2008	302	$223,131

Options written	1,338	1,047,803

Options terminated in closing purchase transactions	(284)	(204,799)

Options expired	(1,081)	(740,437)

Options outstanding at December 31, 2008	275	$325,698

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.  The Funds will account for forward contracts by marking-to-market each day at current forward contract values.  The change in market value is recorded by the Fund as an unrealized gain or loss.  When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold.  Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contracts.  If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

See the Core Opportunistic and the Non-US Core Equity Schedule of Investments for a listing of open forward foreign currency contracts as of December 31, 2008.

(l) Short sales

A Fund may from time to time sell securities short.  In the event that a subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale.  A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.  All short sales will be fully collateralized.  Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations.  Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short.  At December 31, 2008 none of the Funds held securities sold short.

(m) When-issued securities/TBA securities

Purchasing securities “when-issued” is a commitment by a Fund to buy a security before the security is actually issued.  A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis.  When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date.  During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser.  While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value.  The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of December 31, 2008.

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future.  Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment.  These securities generally bear certain operational expenses.  To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.  At December 31, 2008 none of the Funds held exchange-traded index securities.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”) which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests.  A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.  See the Schedule of Investments for open REIT securities held by all Funds as of December 31, 2008 with the exception of Short Maturity.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for open indexed securities held as of December 31, 2008.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes.  Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually.  All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund.  Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of each Fund.  Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

(s) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements.  The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.  See the Schedule of Investments for open mortgage-backed and asset backed securities held by Core Opportunistic and Short Maturity as of December 31, 2008.

3.                                  Federal Income Taxes

As of December 31, 2008, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Large Cap Growth	$429,087,380	$2,400,163	$(103,634,570)	$(101,234,407)
Large Cap Value	395,362,761	6,271,356	(69,303,277)	(63,031,921)
Small/Mid Cap Growth	174,517,887	3,759,203	(41,719,586)	(37,960,383)
Small/Mid Cap Value	168,637,269	7,702,846	(38,332,607)	(30,629,761)
Non-US Core	756,144,757	6,858,190	(248,912,904)	(242,054,714)
Core Opportunistic	572,805,462	8,884,219	(57,468,809)	(48,584,590)
Short Maturity	37,002,199	310,900	(3,473,709)	(3,162,809)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, real estate investment trust and other basis adjustments.

4.                                    Recently Issued Accounting Pronouncements

Effective June 29, 2007, the Funds implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement No. 109” (“FIN 48”).  FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements.  Management has evaluated the application of FIN 48 to the Funds and has determined that the adoption of FIN 48 does not have a material impact on the Funds’ financial statements.  The Trust files U.S. Federal and various state tax returns.  No income tax returns are currently under examination.  The 2004 through 2007 tax years remain subject to examination by U.S. Federal and most tax authorities.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Phillip J. de Cristo
Phillip J. de Cristo
President and Chief Executive Officer

Date	2/24/09

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Phillip J. de Cristo
Phillip J. de Cristo
President and Chief Executive Officer

Date	2/24/09

By	/s/ Richard S. Joseph
Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer

Date	2/24/09